UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22819

                         ETFis Series Trust I
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor
                                New York, NY 10036
(Address of principal executive offices) (Zip code)

ETFis Series Trust I

c/o Corporation Service Company

2711 Centerville Road, Suite 400

                    Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ETFis Series Trust I

BIOSHARES BIOTECHNOLOGY CLINICAL TRIALS FUND
BIOSHARES BIOTECHNOLOGY PRODUCTS FUND
INFRACAP REIT PREFERRED ETF
ISECTORS® POST-MPT GROWTH ETF
TUTTLE TACTICAL MANAGEMENT MULTI-STRATEGY INCOME ETF
TUTTLE TACTICAL MANAGEMENT U.S. CORE ETF
VIRTUS CUMBERLAND MUNICIPAL BOND ETF
VIRTUS NEWFLEET MULTI-SECTOR UNCONSTRAINED BOND ETF
INFRACAP MLP ETF

SEMI-ANNUAL REPORT

April 30, 2017

Table of Contents

April 30, 2017 (unaudited)

Shareholder Letter

April 30, 2017 (unaudited)

Dear Fellow Shareholder:

We are pleased to present this report for the six month period ended April 30, 2017, which provides financial information for the following funds within ETFis Series Trust I:

•	BioShares Biotechnology Clinical Trials Fund, symbol BBC
•	BioShares Biotechnology Products Fund, symbol BBP
•	InfraCap REIT Preferred ETF, symbol PFFR
•	iSectors® Post-MPT Growth ETF, symbol PMPT
•	Tuttle Tactical Management Multi-Strategy Income ETF, symbol TUTI
•	Tuttle Tactical Management U.S. Core ETF, symbol TUTT
•	Virtus Cumberland Municipal Bond ETF, symbol CUMB
•	Virtus Newfleet Multi-Sector Unconstrained Bond ETF, symbol NFLT
•	Infracap MLP ETF, symbol AMZA

On behalf of Virtus ETF Advisers, LLC (the “Adviser”) and each of the sub-advisers, thank you for your investment. If you have any questions, please contact your financial adviser or call 1-888-383-0553. We invite you to visit our website, www.virtusetfs.com, to learn more about the funds.

Sincerely,

William Smalley
President

ETFis Series Trust I

This material must be accompanied or preceded by the prospectus.

Shareholder Expense Examples (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including advisory fees and other fund expenses, if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (November 1, 2016 to April 30, 2017), except as noted in footnotes below.

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/01/16	Ending Account Value 4/30/17	Annualized Expense Ratios(2)	Expenses Paid During the Period
BioShares Biotechnology Clinical Trials Fund
Actual	$1,000.00	$1,256.33	0.85%	$4.76	(3)
Hypothetical(1)	$1,000.00	$1,020.58	0.85%	$4.26	(4)
BioShares Biotechnology Products Fund
Actual	$1,000.00	$1,313.71	0.85%	$4.88	(3)
Hypothetical(1)	$1,000.00	$1,020.58	0.85%	$4.26	(4)
InfraCap REIT Preferred ETF
Actual	$1,000.00	$1,030.99	0.45%	$1.03	(5)
Hypothetical(1)	$1,000.00	$1,022.56	0.45%	$2.26	(4)
iSectors® Post-MPT Growth ETF
Actual	$1,000.00	$1,063.60	0.88%	$4.50	(3)
Hypothetical(1)	$1,000.00	$1,020.43	0.88%	$4.41	(4)
Tuttle Tactical Management Multi-Strategy Income ETF
Actual	$1,000.00	$1,028.39	0.90%	$4.53	(3)
Hypothetical(1)	$1,000.00	$1,020.33	0.90%	$4.51	(4)
Tuttle Tactical Management U.S. Core ETF
Actual	$1,000.00	$1,039.60	0.90%	$4.55	(3)
Hypothetical(1)	$1,000.00	$1,020.33	0.90%	$4.51	(4)
Virtus Cumberland Municipal Bond ETF
Actual	$1,000.00	$1,011.76	0.59%	$1.67	(6)
Hypothetical(1)	$1,000.00	$1,021.87	0.59%	$2.96	(4)
Virtus Newfleet Multi-Sector Unconstrained Bond ETF
Actual	$1,000.00	$1,024.44	0.80%	$4.02	(3)
Hypothetical(1)	$1,000.00	$1,020.83	0.80%	$4.01	(4)
InfraCap MLP ETF
Actual	$1,000.00	$1,088.50	1.71%	$8.85	(3)
Hypothetical(1)	$1,000.00	$1,016.31	1.71%	$8.55	(4)

1	Assuming 5% return before expenses.
2	Annualized expense ratios reflect expenses net of waived fees or reimbursed expenses, if applicable.
3	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).
4	Hypothetical expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).
5	Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 82/365 (to reflect the period February 7, 2017 to April 30, 2017).
6	Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 103/365 (to reflect the period January 17, 2017 to April 30, 2017).

Portfolio Composition

April 30, 2017 (unaudited)

Asset Allocation as of 4/30/2017 (based on net assets)

BioShares Biotechnology Clinical Trials Fund
Health Care	98.7%
Money Market Fund	27.7%
Liabilities in Excess of Other Assets	(26.4)%
Total	100.0%

BioShares Biotechnology Products Fund
Health Care	99.9%
Money Market Fund	21.2%
Liabilities in Excess of Other Assets	(21.1)%
Total	100.0%

InfraCap REIT Preferred ETF
Preferred Stocks	100.0%
Money Market Fund	0.5%
Liabilities in Excess of Other Assets	(0.5)%
Total	100.0%

Portfolio Composition (continued)

April 30, 2017 (unaudited)

Asset Allocation as of 4/30/2017 (based on net assets)

iSectors® Post-MPT Growth ETF
Equity Funds	98.7%
Money Market Fund	1.4%
Liabilities in Excess of Other Assets	(0.1)%
Total	100.0%

Tuttle Tactical Management Multi-Strategy Income ETF
Equity Funds	47.9%
Debt Funds	9.8%
Other Assets in Excess of Liabilities	42.3%
Total	100.0%

Tuttle Tactical Management U.S. Core ETF
Equity Funds	65.3%
Debt Funds	31.4%
Other Assets in Excess of Liabilities	3.3%
Total	100.0%

Portfolio Composition (continued)

April 30, 2017 (unaudited)

Asset Allocation as of 4/30/2017 (based on net assets)

Virtus Cumberland Municipal Bond ETF
Municipal Bond	99.1%
Money Market Fund	2.6%
Liabilities in Excess of Other Assets	(1.7)%
Total	100.0%

Virtus Newfleet Multi-Sector Unconstrained Bond ETF
Corporate Bonds	43.5%
Foreign Bonds	25.1%
Term Loans	11.8%
Mortgage Backed Securities	9.7%
Asset Backed Securities	5.0%
U.S. Treasury Notes	1.5%
Municipal Bond	0.8%
Money Market Fund	2.1%
Other Assets in Excess of Liabilities	0.5%
Total	100.0%

InfraCap MLP ETF
Energy	129.8%
Commodity Funds	(3.7)%
Written Options	(0.9)%
Liabilities in Excess of Other Assets	(25.2)%
Total	100.0%

Schedule of Investments — BioShares Biotechnology Clinical Trials Fund

April 30, 2017 (unaudited)

Security Description	Shares	Value

Common Stocks — 98.7%

Health Care — 98.7%
Acceleron Pharma, Inc.*	10,169	$335,780
Achaogen, Inc.*(1)	20,546	494,748
Achillion Pharmaceuticals, Inc.*(1)	72,803	248,258
Aduro Biotech, Inc.*(1)	26,793	258,552
Advaxis, Inc.*(1)	36,132	309,290
Agenus, Inc.*(1)	69,525	249,595
Agios Pharmaceuticals, Inc.*(1)	5,523	274,548
Aimmune Therapeutics, Inc.*(1)	13,074	254,159
Alder Biopharmaceuticals, Inc.*(1)	13,583	272,339
Alnylam Pharmaceuticals, Inc.*(1)	6,791	363,998
Amicus Therapeutics, Inc.*(1)	50,153	385,175
Aquinox Pharmaceuticals, Inc. (Canada)*(1)	18,953	278,230
Array BioPharma, Inc.*	33,569	291,043
Atara Biotherapeutics, Inc.*(1)	18,688	319,565
Avexis, Inc.*(1)	5,855	471,327
Axovant Sciences Ltd.*(1)	23,378	566,683
BeiGene Ltd. (China)*(1)(2)	10,136	414,360
Bellicum Pharmaceuticals, Inc.*(1)	18,569	248,267
BioCryst Pharmaceuticals, Inc.*(1)	53,345	338,207
Bluebird Bio, Inc.*(1)	4,252	378,215
Blueprint Medicines Corp.*	11,206	521,975
Cara Therapeutics, Inc.*(1)	33,958	539,593
Celldex Therapeutics, Inc.*(1)	78,869	262,634
Cempra, Inc.*(1)	41,615	178,944
Clovis Oncology, Inc.*	8,172	473,077
Corbus Pharmaceuticals Holdings, Inc.*(1)	34,116	245,635
Cytokinetics, Inc.*(1)	26,080	427,712
Epizyme, Inc.*(1)	26,551	479,245
Esperion Therapeutics, Inc.*(1)	23,872	853,424
FibroGen, Inc.*(1)	14,418	403,704
Five Prime Therapeutics, Inc.*	5,900	205,674
Geron Corp.*(1)	143,819	368,177
Global Blood Therapeutics, Inc.*	18,224	527,585
Immunomedics, Inc.*(1)	78,657	450,705
Inovio Pharmaceuticals, Inc.*(1)	42,275	265,910
Insmed, Inc.*(1)	22,938	423,206
Intra-Cellular Therapies, Inc.*(1)	19,214	265,537
Juno Therapeutics, Inc.*(1)	16,410	409,265
Karyopharm Therapeutics, Inc.*	31,822	325,221
Kite Pharma, Inc.*(1)	6,161	505,695
La Jolla Pharmaceutical Co.*(1)	16,613	481,777
Lexicon Pharmaceuticals, Inc.*(1)	19,026	296,996
Lion Biotechnologies, Inc.*(1)	41,323	283,063
Loxo Oncology, Inc.*	10,911	502,561
MacroGenics, Inc.*	14,810	320,044
Minerva Neurosciences, Inc.*(1)	21,814	165,786
MyoKardia, Inc.*(1)	21,894	285,717

Security Description	Shares	Value
Common Stocks (continued)

Health Care (continued)
Neurocrine Biosciences, Inc.*(1)	6,788	$362,479
NewLink Genetics Corp.*(1)	27,293	510,106
Novavax, Inc.*	227,435	185,610
OncoMed Pharmaceuticals, Inc.*(1)	37,857	149,157
Paratek Pharmaceuticals, Inc.*(1)	21,185	454,418
Portola Pharmaceuticals, Inc.*(1)	16,110	644,239
Proteostasis Therapeutics, Inc.*	28,022	169,393
Prothena Corp. PLC (Ireland)*(1)	5,559	300,909
PTC Therapeutics, Inc.*(1)	23,795	289,109
Puma Biotechnology, Inc.*(1)	8,540	346,724
Radius Health, Inc.*(1)	7,107	277,670
Reata Pharmaceuticals, Inc. Class A*(1)	13,532	280,654
Rigel Pharmaceuticals, Inc.*	117,830	352,312
Sage Therapeutics, Inc.*(1)	6,119	434,449
Seres Therapeutics, Inc.*	32,636	320,812
Spark Therapeutics, Inc.*(1)	5,620	325,791
Synergy Pharmaceuticals, Inc.*(1)	64,058	263,919
TG Therapeutics, Inc.*(1)	59,272	654,956
Trevena, Inc.*(1)	52,579	171,933
Ultragenyx Pharmaceutical, Inc.*(1)	4,164	268,120
Xencor, Inc.*	11,898	305,422
ZIOPHARM Oncology, Inc.*(1)	46,793	329,423
Total Common Stocks
(Cost $25,288,763)		24,618,806
SECURITIES LENDING COLLATERAL — 27.7%

Money Market Fund — 27.7%
Dreyfus Government Cash Management Fund 0.69%(3)(4)
(Cost $6,898,637)	6,898,637	6,898,637

TOTAL INVESTMENTS — 126.4%
(Cost $32,187,400)		31,517,443
Liabilities in Excess of Other Assets — (26.4)%		(6,578,744)
Net Assets — 100.0%		$24,938,699

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $7,278,826; total market value of collateral held by the Fund was $7,551,658. Market value of the collateral held includes non-cash U.S. Treasury securities has a value of $653,021.
(2)	American Depositary Receipts.
(3)	The rate shown reflects the seven day yield as of April 30, 2017.
(4)	Represents securities purchased with cash collateral received for securities on loan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — BioShares Biotechnology Clinical Trials Fund (continued)

April 30, 2017 (unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Common Stocks	$24,618,806	$—	$—	$24,618,806
Securities Lending Collateral	6,898,637	—	—	6,898,637
Total Investments	$31,517,443	$—	$—	$31,517,443

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the period. There were no significant transfers between levels during the period ended April 30, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of April 30, 2017.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — BioShares Biotechnology Products Fund

April 30, 2017 (unaudited)

Security Description	Shares	Value

Common Stocks — 99.9%

Health Care — 99.9%
ACADIA Pharmaceuticals, Inc.*(1)	41,517	$1,425,279
Acorda Therapeutics, Inc.*	50,019	807,807
Alexion Pharmaceuticals, Inc.*	9,121	1,165,481
Amgen, Inc.	6,963	1,137,197
Arena Pharmaceuticals, Inc.*(1)	719,026	963,495
Biogen, Inc.*	3,617	980,967
BioMarin Pharmaceutical, Inc.*	12,098	1,159,472
Bioverativ, Inc.*	1,808	106,328
Celgene Corp.*	8,940	1,109,007
Enanta Pharmaceuticals, Inc.*	32,521	1,032,542
Exelixis, Inc.*(1)	63,443	1,421,123
Gilead Sciences, Inc.	13,676	937,490
Halozyme Therapeutics, Inc.*(1)	94,299	1,314,528
Incyte Corp.*	10,109	1,256,347
Intercept Pharmaceuticals, Inc.*(1)	9,925	1,115,074
Ionis Pharmaceuticals, Inc.*(1)	21,881	1,054,445
Ironwood Pharmaceuticals, Inc.*(1)	66,160	1,079,731
Keryx Biopharmaceuticals, Inc.*(1)	183,907	1,088,729
Ligand Pharmaceuticals, Inc.*(1)	9,642	1,071,901
Medicines Co. (The)*(1)	28,251	1,393,339
Merrimack Pharmaceuticals, Inc.*(1)	198,735	661,788
Momenta Pharmaceuticals, Inc.*(1)	72,660	1,042,671
Nektar Therapeutics*(1)	85,008	1,612,602
Omeros Corp.*(1)	100,524	1,640,552
Progenics Pharmaceuticals, Inc.*(1)	115,300	913,176
Regeneron Pharmaceuticals, Inc.*	2,714	1,054,362
Retrophin, Inc.*(1)	51,617	1,011,177
Sarepta Therapeutics, Inc.*(1)	34,536	1,252,275
Seattle Genetics, Inc.*	16,461	1,124,286

Security Description	Shares	Value
Common Stocks (continued)

Health Care (continued)
TESARO, Inc.*	8,003	$1,181,163
Theravance Biopharma, Inc. (Cayman Islands)*(1)	33,454	1,349,200
United Therapeutics Corp.*	7,498	942,499
Vanda Pharmaceuticals, Inc.*	64,713	986,873
Vertex Pharmaceuticals, Inc.*	13,218	1,563,689
Total Common Stocks
(Cost $35,367,031)		37,956,595
SECURITIES LENDING COLLATERAL — 21.2%

Money Market Fund — 21.2%
Dreyfus Government Cash Management Fund 0.69%(2)(3)
(Cost $8,032,660)	8,032,660	8,032,660

TOTAL INVESTMENTS — 121.1%
(Cost $43,399,691)		45,989,255
Liabilities in Excess of Other Assets — (21.1)%		(8,004,798)
Net Assets — 100.0%		$37,984,457

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $10,992,308; total market value of collateral held by the Fund was $11,269,582. Market value of the collateral held includes non-cash U.S. Treasury securities has a value of $3,236,922.
(2)	The rate shown reflects the seven day yield as of April 30, 2017.
(3)	Represents securities purchased with cash collateral received for securities on loan.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2017:

	Level 1	Level 2	Level 3	Total

Asset Valuation Inputs
Investments
Common Stocks	$37,956,595	$—	$—	$37,956,595
Securities Lending Collateral	8,032,660	—	—	8,032,660
Total Investments	$45,989,255	$—	$—	$45,989,255

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the period. There were no significant transfers between levels during the period ended April 30, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of April 30, 2017.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — InfraCap REIT Preferred ETF

April 30, 2017 (unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 100.0%
Financials — 20.6%
AGNC Investment Corp., Series B, 7.75%	3,076	$79,330
Annaly Capital Management, Inc., Series C, 7.63%	5,273	135,147
Annaly Capital Management, Inc., Series D, 7.50%	8,085	206,491
ARMOUR Residential REIT, Inc., Series B, 7.88%	2,483	60,113
Capstead Mortgage Corp., Series E, 7.50%	3,618	90,559
CYS Investments, Inc., Series B, 7.50%	3,515	83,446
Invesco Mortgage Capital, Inc., Series B, 7.75%(1)	2,724	70,143
MFA Financial, Inc., Series B, 7.50%	3,515	89,070
Resource Capital Corp., 8.25%	2,436	58,586
Resource Capital Corp., 8.63%(1)	2,109	52,303
Wells Fargo Real Estate Investment Corp., Series A, 6.38%	4,833	129,524
Total Financials		1,054,712
Real Estate — 79.4%
Alexandria Real Estate Equities, Inc., Series D, 7.00%	4,168	145,255
American Homes 4 Rent, Series C, 5.50%(2)	3,339	97,040
American Homes 4 Rent, Series D, 6.50%	1,758	46,007
American Homes 4 Rent, Series E, 6.35%	3,515	90,863
Ashford Hospitality Trust, Inc., Series F, 7.38%	2,109	52,915
Boston Properties, Inc., 5.25%	3,515	89,105
CBL & Associates Properties, Inc., Series D, 7.38%	7,975	186,216
CBL & Associates Properties, Inc., Series E, 6.63%	3,032	70,585
Cedar Realty Trust, Inc., Series B, 7.25%	3,493	89,560
Chesapeake Lodging Trust, Series A, 7.75%	2,197	55,914
CoreSite Realty Corp., Series A, 7.25%	2,021	51,919
DDR Corp., Series J, 6.50%	3,515	88,402
Digital Realty Trust, Inc., Series G, 5.88%	4,394	111,871
Digital Realty Trust, Inc., Series I, 6.35%	4,394	117,891
DuPont Fabros Technology, Inc., Series C, 6.63%	3,537	96,914
FelCor Lodging Trust, Inc., Series A, 1.95%	5,659	143,512
Hersha Hospitality Trust, Series D, 6.50%	3,383	84,237
Kimco Realty Corp., Series J, 5.50%	3,955	99,033
Kimco Realty Corp., Series K, 5.63%	3,076	77,854
LaSalle Hotel Properties, Series J, 6.30%	2,636	67,376
Security Description	Shares	Value
PREFERRED STOCKS (continued)
Real Estate (continued)
National Retail Properties, Inc., Series E, 5.70%	5,053	$127,942
PS Business Parks, Inc., Series U, 5.75%	4,042	101,858
Public Storage, Series A, 5.88%	988	25,530
Public Storage, Series B, 5.40%	1,553	39,695
Public Storage, Series C, 5.13%	1,129	28,145
Public Storage, Series D, 4.95%	1,694	40,300
Public Storage, Series S, 5.90%	2,598	65,548
Public Storage, Series T, 5.75%	2,612	65,770
Public Storage, Series U, 5.63%	1,623	40,900
Public Storage, Series V, 5.38%	2,795	69,987
Public Storage, Series W, 5.20%	2,541	64,059
Public Storage, Series X, 5.20%	1,271	31,750
Public Storage, Series Z, 6.00%	1,623	43,431
Rexford Industrial Realty, Inc., Series A, 5.88%	1,582	39,552
SL Green Realty Corp., Series I, 6.50%	4,042	104,713
Taubman Centers, Inc., Series J, 6.50%	3,383	85,066
Taubman Centers, Inc., Series K, 6.25%	2,988	75,835
VEREIT, Inc., Series F, 6.70%	18,821	484,264
Vornado Realty Trust, Series K, 5.70%	5,273	134,303
Vornado Realty Trust, Series L, 5.40%	5,273	131,878
Welltower, Inc., Series I, 6.50%	6,316	399,234
Total Real Estate		4,062,229
Total Preferred Stocks
(Cost $5,030,779)		5,116,941
MONEY MARKET FUND — 0.5%
JP Morgan 100% U.S. Treasury Securities Money Market Fund 0.54%(3)
(Cost $25,817)	25,817	25,817
TOTAL INVESTMENTS — 100.5%
(Cost $5,056,596)		5,142,758
Liabilities in Excess of Other Assets — (0.5)%		(26,306)
Net Assets — 100.0%		$5,116,452

(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2017.
(2)	Represents step coupon security. Rate shown reflects the rate in effect as of April 30, 2017.
(3)	The rate shown reflects the seven-day yield as of April 30, 2017.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Preferred Stocks	$5,116,941	$—	$—	$5,116,941
Money Market Fund	25,817	—	—	25,817
Total Investments	$5,142,758	$—	$—	$5,142,758

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the period. There were no significant transfers between levels during the period ended April 30, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of April 30, 2017.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — iSectors® Post-MPT Growth ETF

April 30, 2017 (unaudited)

Security Description	Shares	Value
Exchange Traded Funds — 98.7%
Equity Funds — 98.7%
Direxion Daily Energy Bull 3X Shares	17,835	$511,864
Fidelity MSCI Financials Index ETF	54,731	1,913,396
Fidelity MSCI Health Care Index ETF	1,537	55,839
Fidelity MSCI Information Technology Index ETF	58,271	2,452,044
ProShares Ultra Utilities	2,589	114,113
Vanguard Energy ETF	13,596	1,268,915
Vanguard Materials ETF	1,400	168,336
Vanguard REIT ETF	5,356	443,423
Vanguard Utilities ETF	24,838	2,816,132
Total Equity Funds		9,744,062
Total Exchange Traded Funds
(Cost $9,850,314)		9,744,062
Money Market Fund — 1.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class 0.58%(1)
(Cost $137,650)	137,650	137,650
TOTAL INVESTMENTS — 100.1%
(Cost $9,987,964)		9,881,712
Liabilities in Excess of Other Assets — (0.1)%		(14,351)
Net Assets — 100.0%		$9,867,361

(1)	The rate shown reflects the seven day yield as of April 30, 2017.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Exchange Traded Funds	$9,744,062	$—	$—	$9,744,062
Money Market Fund	137,650	—	—	137,650
Total Investments	$9,881,712	$—	$—	$9,881,712

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the period. There were no significant transfers between levels during the period ended April 30, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of April 30, 2017.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Tuttle Tactical Management Multi-Strategy Income ETF

April 30, 2017 (unaudited)

Security Description	Shares	Value
Exchange Traded Funds — 57.7%
Equity Funds — 47.9%
Alerian MLP ETF	62,363	$785,774
ALPS Sector Dividend Dogs ETF	20,416	870,947
First Trust Utilities AlphaDEX Fund	22,301	612,832
iShares S&P 500 Value ETF	7,762	806,782
iShares Select Dividend ETF	10,786	986,919
iShares U.S. Real Estate ETF	21,738	1,715,780
SPDR S&P Dividend ETF	21,744	1,927,823
Vanguard Dividend Appreciation ETF	11,571	1,058,631
WisdomTree Emerging Markets High Dividend Fund	23,069	949,289
WisdomTree SmallCap Dividend Fund	7,592	620,950
Total Equity Funds		10,335,727
Debt Funds — 9.8%
iShares 20+ Year Treasury Bond ETF	7,032	860,365
iShares JP Morgan USD Emerging Markets Bond ETF	10,901	1,255,795
Total Debt Funds		2,116,160
TOTAL INVESTMENTS — 57.7%
(Cost $12,478,481)		12,451,887
Other Assets in Excess of Liabilities — 42.3%		9,110,989
Net Assets — 100.0%		$21,562,876

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Exchange Traded Funds	$12,451,887	$—	$—	$12,451,887
Total Investments	$12,451,887	$—	$—	$12,451,887

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the period. There were no significant transfers between levels during the period ended April 30, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of April 30, 2017.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Tuttle Tactical Management U.S. Core ETF

April 30, 2017 (unaudited)

Security Description	Shares	Value
Exchange Traded Funds — 96.7%
Equity Funds — 65.3%
iShares Core S&P Small-Cap ETF	43,780	$3,055,406
iShares Russell 2000 ETF	10,984	1,527,435
ProShares Ultra S&P500	53,981	4,664,498
SPDR S&P Retail ETF	56,091	2,406,865
SPDR S&P500 ETF Trust	98,931	23,553,492
VanEck Vectors Semiconductor ETF	38,414	3,061,596
Total Equity Funds		38,269,292
Debt Fund — 31.4%
iShares Short Treasury Bond ETF	166,902	18,407,622
TOTAL INVESTMENTS — 96.7%
(Cost $56,327,852)		56,676,914
Other Assets in Excess of Liabilities — 3.3%		1,930,608
Net Assets — 100.0%		$58,607,522

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Exchange Traded Funds	$56,676,914	$—	$—	$56,676,914
Total Investments	$56,676,914	$—	$—	$56,676,914

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the period. There were no significant transfers between levels during the period ended April 30, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of April 30, 2017.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Cumberland Municipal Bond ETF

April 30, 2017 (unaudited)

Security Description	Principal	Value
MUNICIPAL BONDS — 99.1%
ALABAMA — 3.8%
Auburn University, Series A, 5.00%, 06/01/26 (Call 6/1/2021)	$250,000	$286,083
State of Alabama Docks Department, Series C, (AGM Insured), 5.00%, 10/01/36	350,000	397,428
Tuscaloosa City Board of Education, 4.00%, 08/01/46 (Call 8/1/2026)	225,000	229,174
Total Alabama		912,685
ARIZONA — 4.4%
Arizona Department of Transportation State Highway Fund Revenue, Series A, 5.25%, 07/01/29 (Call 7/1/2021)	200,000	231,280
County of Pima AZ Sewer System Revenue, 5.00%, 07/01/24	200,000	241,472
Salt River Project Agricultural Improvement & Power District, Series A, 5.00%, 01/01/38 (Call 1/1/2027)	500,000	580,580
Total Arizona		1,053,332
ARKANSAS — 0.9%
State of Arkansas, 5.00%, 04/01/20	200,000	222,406
CALIFORNIA — 8.0%
Beverly Hills Unified School District CA, 4.00%, 08/01/40 (Call 8/1/2026)	250,000	259,790
California Health Facilities Financing Authority, Series A, 5.00%, 08/15/52 (Call 8/15/2023)	200,000	216,076
California Infrastructure & Economic Development Bank, 5.00%, 10/01/36 (Call 4/1/2027)	125,000	147,705
County of Sacramento CA Airport System Revenue, 5.00%, 07/01/40	500,000	547,970
Southern California Public Power Authority, 5.25%, 07/01/31 (Call 7/1/2021)	250,000	287,130
State of California, 5.00%, 10/01/41 (Call 10/1/2021)	150,000	166,759
Sweetwater Union High School District, Series B, (AGM Insured), 3.38%, 08/01/40	300,000	280,422
Total California		1,905,852
COLORADO — 1.9%
City & County of Denver Co. Airport System Revenue, Series A, 5.00%, 11/15/31	175,000	204,939
Denver City & County School District No 1, (ST AID WITHHLDG), 4.00%, 12/01/41 (Call 12/1/2026)	250,000	260,300
Total Colorado		465,239
DISTRICT OF COLUMBIA — 2.3%
District of Columbia, Series G, 5.00%, 12/01/36 (Call 12/1/2021)	225,000	256,286
District of Columbia Water & Sewer Authority, Series A, 5.00%, 10/01/52 (Call 4/1/2027)	260,000	295,449
Total District of Columbia		551,735
FLORIDA — 4.8%
Central Florida Expressway Authority, Series B, 4.00%, 07/01/38 (Call 7/1/2026)	400,000	410,488
Security Description	Principal	Value
MUNICIPAL BONDS (continued)
FLORIDA (continued)
City of Port St Lucie FL, (BAM Insured), 3.00%, 07/01/41 (Call 7/1/2026)	$250,000	$210,675
City of Tampa FL, Series A, 4.00%, 11/15/46 (Call 5/15/2026)	200,000	201,812
County of Miami-Dade FL Aviation Revenue, Series A, (AGC Insured), 5.50%, 10/01/24 (Call 10/1/2018)	200,000	212,228
Orange County School Board, Series A, (AGC Insured), 5.50%, 08/01/34 (Call 8/1/2019)	100,000	109,773
Total Florida		1,144,976
GEORGIA — 3.7%
De Kalb County School District, (ST AID WITHHLDG), 4.00%, 10/01/19	300,000	320,643
Richmond County Board of Education, (ST AID WITHHLDG), 4.00%, 10/01/22	300,000	336,513
State of Georgia, Series C-1, 4.00%, 07/01/25	200,000	230,628
Total Georgia		887,784
HAWAII — 2.9%
City & County Honolulu HI Wastewater System Revenue, Series A, 5.00%, 07/01/45 (Call 7/1/2025)	500,000	567,245
State of Hawaii State Highway Fund, Series A, 5.00%, 01/01/28 (Call 7/1/2024)	115,000	137,401
Total Hawaii		704,646
INDIANA — 1.8%
Ball State University, Series R, 5.00%, 07/01/36 (Call 7/1/2027)	370,000	424,257
LOUISIANA — 1.3%
State of Louisiana Gasoline & Fuels Tax Revenue, Series A, 4.50%, 05/01/39 (Call 5/1/2025)	300,000	320,763
MARYLAND — 1.9%
City of Baltimore MD, Series C, 3.00%, 07/01/19	185,000	192,444
University System of Maryland, Series A, 4.00%, 04/01/37 (Call 4/1/2027)	250,000	262,095
Total Maryland		454,539
MASSACHUSETTS — 9.3%
City of Boston MA, Series A, 3.25%, 04/01/36	365,000	359,912
Commonwealth of Massachusetts, Series B, 5.00%, 08/01/25 (Call 8/1/2020)	200,000	224,314
Commonwealth of Massachusetts, (NATL Insured), 5.25%, 01/01/21	160,000	181,477
Commonwealth of Massachusetts, Series A, 4.50%, 12/01/43	335,000	361,545
Massachusetts Health & Educational Facilities Authority, Series I, 5.75%, 07/01/36	350,000	382,134
Massachusetts Housing Finance Agency, Series 178, 3.70%, 12/01/33 (Call 6/1/2025)	500,000	504,340
Massachusetts School Building Authority, Series B, 5.00%, 10/15/41 (Call 10/15/2021)	200,000	225,696
Total Massachusetts		2,239,418

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Cumberland Municipal Bond ETF (continued)

April 30, 2017 (unaudited)

Security Description	Principal	Value
MUNICIPAL BONDS (continued)
MICHIGAN — 2.1%
Michigan Finance Authority, 4.00%, 12/01/46 (Call 6/1/2027)	$250,000	$251,437
Michigan State Housing Development Authority, Series A, 3.63%, 10/01/52 (Call 10/1/2025)	270,000	252,607
Total Michigan		504,044
MISSOURI — 1.2%
Missouri Highway & Transportation Commission, Series A, 5.00%, 05/01/26	225,000	277,396
NEBRASKA — 3.1%
Nebraska Investment Finance Authority, Series A, 3.50%, 09/01/36 (Call 3/1/2025)	350,000	352,377
Omaha Public Power District, Series B, 4.00%, 02/01/39 (Call 8/1/2024)	390,000	401,610
Total Nebraska		753,987
NEVADA — 3.5%
County of Clark NV, 5.00%, 11/01/24	150,000	181,522
Las Vegas Valley Water District, Series A, 4.00%, 02/01/38 (Call 2/1/2027)	300,000	308,283
State of Nevada Highway Improvement Revenue, 4.00%, 12/01/32 (Call 6/1/2027)	315,000	337,397
Total Nevada		827,202
NEW JERSEY — 1.0%
New Jersey Housing & Mortgage Finance Agency, Series D, 4.45%, 11/01/48 (Call 5/1/2026)	250,000	248,120
NEW YORK — 8.8%
Housing Development Corp., Series A-1-A, 4.05%, 11/01/52 (Call 2/1/2026)	400,000	398,504
Metropolitan Transportation Authority, Series D, 5.00%, 11/15/43 (Call 11/15/2023)	225,000	251,374
New York City Water & Sewer System, Series BB, 5.00%, 06/15/46 (Call 6/15/2023)	150,000	166,824
New York City Water & Sewer System, Series DD, 5.00%, 06/15/47 (Call 12/15/2026)	250,000	286,098
New York State Dormitory Authority, Series A, 5.00%, 07/01/43 (Call 7/1/2023)	200,000	225,458
New York State Environmental Facilities Corp., Series A, 5.00%, 06/15/30 (Call 6/15/2023)	100,000	117,630
New York State Housing Finance Agency, Series D, (SONYMA FNMA), 4.20%, 11/01/49 (Call 5/1/2026)	300,000	302,463
Port Authority of New York & New Jersey, 6.13%, 06/01/94	300,000	360,858
Total New York		2,109,209
NORTH CAROLINA — 0.9%
Cape Fear Public Utility Authority, 5.00%, 08/01/20 (Call 8/1/2018)	195,000	204,844
OHIO — 4.4%
Ohio Housing Finance Agency, Series A, (GNMA/FNMA/FHLMC), 4.10%, 03/01/42 (Call 9/1/2026)	300,000	305,664
Ohio State University (The), Series A, 5.00%, 06/01/23	165,000	194,642
Security Description	Principal	Value
MUNICIPAL BONDS (continued)
OHIO (continued)
Ohio University, Series A, 4.00%, 12/01/47	$300,000	$303,723
Willoughby-Eastlake City School District, 4.00%, 12/01/50	250,000	249,535
Total Ohio		1,053,564
OKLAHOMA — 1.3%
Oklahoma Turnpike Authority, Series A, 4.00%, 01/01/47 (Call 1/1/2026)	300,000	307,500
OREGON — 1.6%
Washington & Multnomah Counties School District No 48J Beaverton, Series D, (SCH BD GTY), 06/15/36	350,000	382,392
PENNSYLVANIA — 4.0%
City of Philadelphia PA, (AGM Insured), 4.00%, 08/01/39 (Call 8/1/2027)	300,000	302,499
Delaware River Joint Toll Bridge Commission, 4.00%, 07/01/47	350,000	355,544
Pennsylvania Turnpike Commission, Series A, (AGM Insured), 4.00%, 12/01/37 (Call 12/1/2026)	300,000	304,050
Total Pennsylvania		962,093
PUERTO RICO — 1.1%
Commonwealth of Puerto Rico, Series A, (AGM Insured), 5.00%, 07/01/35 (Call 7/1/2022)	245,000	256,424
RHODE ISLAND — 1.0%
Rhode Island Health & Educational Building Corp., 5.00%, 09/01/38 (Call 9/1/2023)	200,000	226,958
TENNESSEE — 0.9%
Metropolitan Government of Nashville & Davidson County TN, 4.00%, 07/01/30 (Call 7/1/2027)	200,000	219,420
TEXAS — 6.8%
City of Austin TX Electric Utility Revenue, 4.00%, 11/15/38 (Call 11/15/2026)	250,000	260,880
City of Houston TX Combined Utility System Revenue, Series D, 5.00%, 11/15/19	150,000	164,416
Fort Bend Grand Parkway Toll Road Authority, 4.00%, 03/01/46 (Call 3/1/2022)	475,000	478,510
Grand Parkway Transportation Corp., Series B, 5.00%, 04/01/53 (Call 10/1/2023)	100,000	111,521
Red River Education Finance Corp., 5.00%, 03/15/43 (Call 3/15/2023)	205,000	230,654
Ysleta Independent School District, (PSF-GTD), 5.00%, 08/15/45 (Call 8/15/2025)	350,000	395,507
Total Texas		1,641,488
UTAH — 1.2%
Salt Lake City Corp. Airport Revenue, Series B, 5.00%, 07/01/42	250,000	287,357

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Cumberland Municipal Bond ETF (continued)

April 30, 2017 (unaudited)

Security Description	Principal	Value
MUNICIPAL BONDS (continued)
VIRGINIA — 3.1%
County of Fairfax VA, Series A, (ST AID WITHHLDG), 4.00%, 10/01/36 (Call 4/1/2027)	$210,000	$225,832
Fairfax County Water Authority, 5.00%, 04/01/20	285,000	316,669
University of Virginia, Series A, 4.00%, 04/01/42 (Call 4/1/2027)	200,000	210,882
Total Virginia		753,383
WASHINGTON — 3.8%
Central Puget Sound Regional Transit Authority, Series S-1, 5.00%, 11/01/35 (Call 11/1/2026)	350,000	408,723
City of Seattle WA Water System Revenue, 4.00%, 08/01/35 (Call 2/1/2027)	320,000	338,250
State of Washington, Series 2010-A, 5.00%, 08/01/28 (Call 8/1/2019)	140,000	152,135
Total Washington		899,108
WISCONSIN — 2.3%
State of Wisconsin, Series A, (ST APPROP), 6.00%, 05/01/36 (Call 5/1/2019)	100,000	109,744
Wisconsin Health & Educational Facilities Authority, 4.00%, 12/01/46 (Call 11/1/2026)	450,000	450,707
Total Wisconsin		560,451
Total Municipal Bonds
(Cost $23,566,086)		23,762,572

Security Description	Shares	Value
MONEY MARKET FUND — 2.6%
Dreyfus AMT-Free Tax Exempt Cash Management- Institutional Shares 0.67%(1)
(Cost $635,195)	635,195	$635,195
TOTAL INVESTMENTS — 101.7%
(Cost $24,201,281)		24,397,767
Liabilities in Excess of Other Assets — (1.7)%		(412,668)
Net Assets — 100.0%		$23,985,099

(1)	The rate shown reflects the seven-day yield as of April 30, 2017.

Abbreviations:

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

BAM — Build America Mutual Assurance Company.

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association.

GNMA — Government National Mortgage Association.

NATL — National Public Finance Guarantee Corp.

PSF-GTD — Permanent School Fund Guarantee.

SCH BD GTY — School Bond Guaranty.

SONYMA — State of New York Mortgage Agency.

ST Aid WITHHLDG — State Aid Withholding.

ST APPROP — State Appropriation.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Municipal Bonds	$—	$23,762,572	$—	$23,762,572
Money Market Fund	635,195	—	—	635,195
Total Investments	$635,195	$23,762,572	$—	$24,397,767

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the period. There were no significant transfers between levels during the period ended April 30, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of April 30, 2017.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Unconstrained Bond ETF

April 30, 2017 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS — 43.5%
Consumer Discretionary — 7.4%
American Greetings Corp., 7.88%, 02/15/25(1)	$195,000	$209,137
Beazer Homes USA, Inc., 5.75%, 06/15/19	185,000	194,481
Beazer Homes USA, Inc., 6.75%, 03/15/25(1)	290,000	297,250
Boyd Gaming Corp., 6.88%, 05/15/23	275,000	297,000
Cablevision Systems Corp., 5.88%, 09/15/22	660,000	678,975
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc., 9.38%, 05/01/22	345,000	371,737
CalAtlantic Group, Inc., 5.88%, 11/15/24	55,000	59,331
CalAtlantic Group, Inc., 5.25%, 06/01/26	565,000	579,125
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.46%, 07/23/22	575,000	612,476
Clear Channel Worldwide Holdings, Inc., 7.63%, 03/15/20	780,000	791,700
Cooper-Standard Automotive, Inc., 5.63%, 11/15/26(1)	430,000	436,987
Diamond Resorts International, Inc., 7.75%, 09/01/23(1)	50,000	53,500
DISH DBS Corp., 5.00%, 03/15/23	580,000	582,900
DR Horton, Inc., 4.75%, 02/15/23	695,000	749,510
Eldorado Resorts, Inc., 6.00%, 04/01/25(1)	95,000	98,563
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/27	285,000	285,713
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.63%, 04/01/25(1)	125,000	128,750
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 04/01/27(1)	55,000	56,513
iHeartCommunications, Inc., 9.00%, 12/15/19	635,000	526,256
Landry’s, Inc., 6.75%, 10/15/24(1)	170,000	178,500
Laureate Education, Inc., 8.25%, 05/01/25(1)	110,000	113,300
M/I Homes, Inc., 6.75%, 01/15/21	290,000	305,225
MDC Holdings, Inc., 5.50%, 01/15/24	640,000	668,608
MGM Resorts International, 4.63%, 09/01/26	445,000	446,113
NCL Corp. Ltd., 4.75%, 12/15/21(1)	430,000	441,825
PetSmart, Inc., 7.13%, 03/15/23(1)	325,000	297,375
Pinnacle Entertainment, Inc., 5.63%, 05/01/24(1)	385,000	398,475
PulteGroup, Inc., 5.50%, 03/01/26	450,000	476,438
QVC, Inc., 5.13%, 07/02/22	600,000	629,678
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/01/25	305,000	316,438
Scientific Games International, Inc., 7.00%, 01/01/22(1)	345,000	370,226
Signet UK Finance PLC, 4.70%, 06/15/24	310,000	306,688
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.63%, 03/01/24(1)	110,000	116,875
Tenneco, Inc., 5.00%, 07/15/26	360,000	363,600
Toll Brothers Finance Corp., 5.88%, 02/15/22	600,000	664,200
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.88%, 06/15/24	480,000	507,600
Wyndham Worldwide Corp., 4.50%, 04/01/27	575,000	586,904
Total Consumer Discretionary		14,197,972
Consumer Staples — 1.9%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC, 5.75%, 03/15/25(1)	260,000	253,500
Cumberland Farms, Inc., 6.75%, 05/01/25(1)	230,000	239,234
Dole Food Co., Inc., 7.25%, 06/15/25(1)	615,000	640,369
Security Description	Principal	Value
CORPORATE BONDS (continued)
Consumer Staples (continued)
Lamb Weston Holdings, Inc., 4.88%, 11/01/26(1)	$335,000	$346,306
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.88%, 01/15/24	85,000	91,056
Post Holdings, Inc., 5.50%, 03/01/25(1)	175,000	183,750
Post Holdings, Inc., 5.00%, 08/15/26(1)	365,000	364,087
Post Holdings, Inc., 5.75%, 03/01/27(1)	130,000	135,363
Safeway, Inc., 7.25%, 02/01/31	465,000	452,213
Tops Holding LLC / Tops Markets II Corp., 8.00%, 06/15/22(1)	500,000	440,000
Whole Foods Market, Inc., 5.20%, 12/03/25	505,000	530,027
Total Consumer Staples		3,675,905
Energy — 7.3%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 05/01/25(1)	282,000	293,632
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.88%, 12/15/24(1)	400,000	422,000
American Midstream Partners LP / American Midstream Finance Corp., 8.50%, 12/15/21(1)	285,000	291,412
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.13%, 11/15/22(1)	70,000	72,012
Callon Petroleum Co., 6.13%, 10/01/24(1)	205,000	215,762
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23	950,000	961,875
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25(1)	1,000,000	1,068,750
Chesapeake Energy Corp., 6.63%, 08/15/20	500,000	505,625
Continental Resources, Inc., 4.50%, 04/15/23	230,000	227,700
Covey Park Energy LLC / Covey Park Finance Corp., 7.50%, 05/15/25(1)	130,000	130,000
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 04/01/25(1)	425,000	442,000
Denbury Resources, Inc., 5.50%, 05/01/22	235,000	176,250
Diamondback Energy, Inc., 5.38%, 05/31/25(1)	340,000	353,600
EP Energy LLC / Everest Acquisition Finance, Inc., 9.38%, 05/01/20	300,000	285,750
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	310,000	325,887
Holly Energy Partners LP / Holly Energy Finance Corp., 6.00%, 08/01/24(1)	50,000	53,125
Kinder Morgan, Inc., 5.63%, 11/15/23(1)	600,000	664,522
Kinder Morgan, Inc., Series GMTN, 7.75%, 01/15/32	250,000	319,106
Laredo Petroleum, Inc., 5.63%, 01/15/22	270,000	272,362
Laredo Petroleum, Inc., 6.25%, 03/15/23	275,000	279,125
Matador Resources Co., 6.88%, 04/15/23(1)	600,000	636,000
NGL Energy Partners LP / NGL Energy Finance Corp., 5.13%, 07/15/19	495,000	496,238
NuStar Logistics LP, 5.63%, 04/28/27	250,000	258,213
Parsley Energy LLC / Parsley Finance Corp., 6.25%, 06/01/24(1)	280,000	297,500
Peabody Energy Corp., 6.00%, 03/31/22(1)	550,000	563,063
QEP Resources, Inc., 5.25%, 05/01/23	595,000	584,588
Range Resources Corp., 5.00%, 03/15/23(1)	515,000	511,781
Regency Energy Partners LP / Regency Energy Finance Corp., 5.00%, 10/01/22	355,000	379,015
Rowan Cos., Inc., 5.40%, 12/01/42	400,000	304,000
RSP Permian, Inc., 5.25%, 01/15/25(1)	320,000	326,400
SM Energy Co., 6.50%, 01/01/23	425,000	433,500

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

April 30, 2017 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Energy (continued)
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.75%, 04/15/25	$110,000	$111,925
Sunoco LP / Sunoco Finance Corp., 6.38%, 04/01/23	485,000	517,738
Transocean, Inc., 9.00%, 07/15/23(1)	130,000	139,263
Transocean, Inc., 6.80%, 03/15/38	630,000	507,150
Ultra Resources, Inc., 6.88%, 04/15/22(1)	33,000	33,413
Ultra Resources, Inc., 7.13%, 04/15/25(1)	147,000	145,806
Weatherford International Ltd., 9.88%, 02/15/24(1)	250,000	292,500
Total Energy		13,898,588
Financials — 8.8%
Aircastle Ltd., 5.00%, 04/01/23	625,000	668,750
Ally Financial, Inc., 5.75%, 11/20/25	535,000	549,712
Altice US Finance I Corp., 5.38%, 07/15/23(1)	410,000	429,475
Aviation Capital Group Corp., 2.88%, 09/17/18(1)	190,000	191,782
Aviation Capital Group Corp., 2.88%, 09/17/18	455,000	459,267
Bank of America Corp., 4.20%, 08/26/24	600,000	619,436
Bank of New York Mellon Corp. (The), Series E, 4.95%, perpetual(2)(3)	525,000	546,656
Capital One Financial Corp., 4.20%, 10/29/25	460,000	464,022
Citigroup, Inc., Series T, 6.25%, perpetual(2)(3)	710,000	773,900
Compass Bank, 3.88%, 04/10/25	500,000	492,985
Ford Motor Credit Co. LLC, 2.94%, 01/08/19	200,000	202,598
Ford Motor Credit Co. LLC, 3.20%, 01/15/21	750,000	759,901
Ford Motor Credit Co. LLC, 4.39%, 01/08/26	200,000	206,386
FS Investment Corp., 4.25%, 01/15/20	520,000	531,463
General Motors Financial Co., Inc., 3.45%, 01/14/22	310,000	314,659
General Motors Financial Co., Inc., 3.45%, 04/10/22	650,000	657,067
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	525,000	541,354
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.88%, 02/01/22	460,000	475,525
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 02/01/22(1)	125,000	130,312
iStar, Inc., 6.00%, 04/01/22	200,000	205,500
JPMorgan Chase & Co., Series V, 5.00%, perpetual(2)(3)	305,000	310,996
KeyCorp, Series D, 5.00%, perpetual(2)(3)	485,000	486,213
M&T Bank Corp., Series F, 5.13%, perpetual(2)(3)	200,000	202,500
Morgan Stanley, 2.55%, 10/24/23(2)	955,000	971,749
Morgan Stanley, Series GMTN, 4.35%, 09/08/26	685,000	709,763
Navient Corp., 6.50%, 06/15/22	389,000	402,615
Navient Corp., 7.25%, 09/25/23	110,000	115,500
OM Asset Management PLC, 4.80%, 07/27/26	625,000	630,062
Prudential Financial, Inc., 5.63%, 06/15/43(2)	450,000	491,625
Santander Holdings USA, Inc., 3.70%, 03/28/22(1)	960,000	964,201
SBA Tower Trust, 3.16%, 10/15/20(1)	375,000	377,381
Springleaf Finance Corp., 5.25%, 12/15/19	60,000	60,900
Starwood Property Trust, Inc., 5.00%, 12/15/21(1)	145,000	151,525
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54(1)(2)	550,000	557,563
Wells Fargo & Co., Series K, 7.98%, perpetual(2)(3)	500,000	523,750
Wells Fargo Bank NA, 2.15%, 12/06/19	585,000	587,811
Total Financials		16,764,904
Security Description	Principal	Value
CORPORATE BONDS (continued)
Health Care — 4.3%
Abbott Laboratories, 3.75%, 11/30/26	$240,000	$243,414
AbbVie, Inc., 3.60%, 05/14/25	500,000	505,091
Capsugel SA, 7.00%, 05/15/19(1)(4)	351,000	350,210
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 03/01/25(1)	155,000	159,650
CHS / Community Health Systems, Inc., 5.13%, 08/01/21	450,000	447,750
CHS / Community Health Systems, Inc., 6.88%, 02/01/22	255,000	211,969
CHS / Community Health Systems, Inc., 6.25%, 03/31/23	60,000	61,275
Eagle Holding Co. II LLC, 7.63%, 05/15/22(1)(4)	80,000	81,800
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 07/15/23(1)	450,000	396,563
Envision Healthcare Corp., 6.25%, 12/01/24(1)	90,000	94,950
HCA, Inc., 5.25%, 06/15/26	295,000	315,281
HCA, Inc., 4.50%, 02/15/27	270,000	273,237
Hill-Rom Holdings, Inc., 5.00%, 02/15/25(1)	309,000	313,635
IASIS Healthcare LLC / IASIS Capital Corp., 8.38%, 05/15/19	340,000	333,200
inVentiv Group Holdings, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc., 7.50%, 10/01/24(1)	140,000	145,250
MEDNAX, Inc., 5.25%, 12/01/23(1)	180,000	184,500
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(1)	475,000	511,813
Mylan NV, 3.15%, 06/15/21	160,000	161,669
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(1)	430,000	396,675
Owens & Minor, Inc., 3.88%, 09/15/21	625,000	640,491
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21	575,000	568,600
Surgery Center Holdings, Inc., 8.88%, 04/15/21(1)	270,000	287,550
Team Health Holdings, Inc., 6.38%, 02/01/25(1)	805,000	787,894
Tenet Healthcare Corp., 4.50%, 04/01/21	385,000	386,444
Tenet Healthcare Corp., 8.13%, 04/01/22	175,000	178,500
Valeant Pharmaceuticals International, Inc., 6.75%, 08/15/18(1)	161,000	160,899
Valeant Pharmaceuticals International, Inc., 6.50%, 03/15/22(1)	45,000	46,181
Valeant Pharmaceuticals International, Inc., 7.00%, 03/15/24(1)	50,000	51,125
Total Health Care		8,295,616
Industrials — 2.9%
Advanced Disposal Services, Inc., 5.63%, 11/15/24(1)	320,000	330,000
CNH Industrial Capital LLC, 4.38%, 04/05/22	205,000	209,520
Harland Clarke Holdings Corp., 6.88%, 03/01/20(1)	250,000	256,875
Hawaiian Airlines Pass-Through Certificates, Series 2013-1B, 4.95%, 01/15/22	999,440	1,000,689
Masco Corp., 5.95%, 03/15/22	600,000	681,292
Navistar International Corp., 8.25%, 11/01/21	415,000	422,262
NCI Building Systems, Inc., 8.25%, 01/15/23(1)	350,000	383,250
New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/22(1)	30,000	31,950
Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.38%, 02/01/22(1)	500,000	511,828

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

April 30, 2017 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Industrials (continued)
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 05/15/23(1)	$300,000	$328,500
Standard Industries, Inc., 5.50%, 02/15/23(1)	225,000	234,562
TransDigm, Inc., 6.00%, 07/15/22	600,000	619,500
UAL Pass-Through Trust, Series 2007-1, 6.64%, 07/02/22	444,925	480,519
Total Industrials		5,490,747
Information Technology — 2.9%
Blackboard, Inc., 9.75%, 10/15/21(1)	192,000	193,920
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.00%, 01/15/22(1)	215,000	216,964
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.63%, 01/15/24(1)	400,000	405,798
CDW LLC / CDW Finance Corp., 5.00%, 09/01/25	100,000	103,000
CommScope Technologies LLC, 5.00%, 03/15/27(1)	290,000	293,263
Dell International LLC / EMC Corp., 5.45%, 06/15/23(1)	155,000	167,639
Dell International LLC / EMC Corp., 6.02%, 06/15/26(1)	175,000	193,097
Dell International LLC / EMC Corp., 8.10%, 07/15/36(1)	170,000	213,882
DXC Technology Co., 2.88%, 03/27/20(1)	68,000	68,819
DXC Technology Co., 4.25%, 04/15/24(1)	66,000	67,715
First Data Corp., 5.00%, 01/15/24(1)	1,220,000	1,252,330
Flex Ltd., 4.75%, 06/15/25	480,000	510,581
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	135,000	142,086
Rackspace Hosting, Inc., 8.63%, 11/15/24(1)	705,000	748,181
Radiate Holdco LLC / Radiate Finance, Inc., 6.63%, 02/15/25(1)	680,000	680,000
Verisk Analytics, Inc., 4.00%, 06/15/25	385,000	394,485
Total Information Technology		5,651,760
Materials — 2.1%
AK Steel Corp., 7.50%, 07/15/23	290,000	317,187
AK Steel Corp., 7.00%, 03/15/27	385,000	382,594
Aleris International, Inc., 9.50%, 04/01/21(1)	450,000	484,875
Flex Acquisition Co., Inc., 6.88%, 01/15/25(1)	200,000	206,375
Freeport-McMoRan, Inc., 3.55%, 03/01/22	295,000	278,775
Freeport-McMoRan, Inc., 3.88%, 03/15/23	425,000	396,312
Hexion, Inc., 10.38%, 02/01/22(1)	305,000	314,150
Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.00%, 04/15/25(1)	680,000	717,400
Owens-Brockway Glass Container, Inc., 6.38%, 08/15/25(1)	300,000	326,812
Silgan Holdings, Inc., 4.75%, 03/15/25(1)	90,000	91,013
Standard Industries, Inc., 6.00%, 10/15/25(1)	370,000	396,825
Steel Dynamics, Inc., 5.00%, 12/15/26(1)	60,000	61,500
WR Grace & Co.-Conn, 5.13%, 10/01/21(1)	55,000	59,194
Total Materials		4,033,012
Real Estate — 2.5%
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/27	215,000	217,683
CoreCivic, Inc., 5.00%, 10/15/22	405,000	421,200
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 03/15/24(1)	60,000	61,800
Security Description	Principal	Value
CORPORATE BONDS (continued)
Real Estate (continued)
CyrusOne LP / CyrusOne Finance Corp., 5.38%, 03/15/27(1)	$85,000	$87,762
Education Realty Operating Partnership LP, 4.60%, 12/01/24	80,000	81,527
EPR Properties, 4.75%, 12/15/26	535,000	548,003
Kilroy Realty LP, 4.38%, 10/01/25	500,000	526,539
LifeStorage LP, 3.50%, 07/01/26	220,000	212,030
MPT Operating Partnership LP / MPT Finance Corp., 6.38%, 03/01/24	205,000	222,938
National Retail Properties, Inc., 4.00%, 11/15/25	185,000	190,280
Physicians Realty LP, 4.30%, 03/15/27	495,000	496,241
Select Income REIT, 4.15%, 02/01/22	540,000	548,066
Uniti Group, Inc. / CSL Capital LLC, 7.13%, 12/15/24(1)	490,000	502,250
Welltower, Inc., 4.25%, 04/01/26	600,000	625,943
Total Real Estate		4,742,262
Telecommunication Services — 2.1%
AT&T, Inc., 3.80%, 03/01/24	100,000	101,802
AT&T, Inc., 4.25%, 03/01/27	205,000	209,601
AT&T, Inc., 5.25%, 03/01/37	100,000	102,860
Crown Castle International Corp., 4.88%, 04/15/22	160,000	174,329
CSC Holdings LLC, 5.50%, 04/15/27(1)	250,000	259,063
Frontier Communications Corp., 10.50%, 09/15/22	860,000	869,675
Qwest Corp., 7.25%, 09/15/25	245,000	270,061
Sprint Communications, Inc., 6.00%, 11/15/22	700,000	731,063
T-Mobile USA, Inc., 6.38%, 03/01/25	155,000	169,775
T-Mobile USA, Inc., 6.50%, 01/15/26	155,000	172,244
Verizon Communications, Inc., 3.13%, 03/16/22	204,000	207,039
Verizon Communications, Inc., 4.13%, 03/16/27	290,000	296,301
Zayo Group LLC / Zayo Capital, Inc., 6.38%, 05/15/25	330,000	358,050
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 01/15/27(1)	95,000	101,056
Total Telecommunication Services		4,022,919
Utilities — 1.3%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 05/20/25	220,000	223,300
Calpine Corp., 5.38%, 01/15/23	500,000	495,000
Dynegy, Inc., 8.00%, 01/15/25(1)	600,000	552,000
Exelon Corp., 2.85%, 06/15/20	385,000	392,061
Exelon Corp., 3.50%, 06/01/22	123,000	125,693
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.63%, 06/15/20(1)	310,000	302,638
NRG Energy, Inc., 7.25%, 05/15/26	375,000	385,313
Total Utilities		2,476,005
Total Corporate Bonds
(Cost $80,589,422)		83,249,690

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

April 30, 2017 (unaudited)

Security Description		Principal	Value
FOREIGN BONDS — 25.1%
Consumer Discretionary — 2.1%
Altice Luxembourg SA, 7.63%, 02/15/25 (Luxembourg)(1)		$740,000	$792,725
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Canada)(1)		320,000	328,000
Intelsat Jackson Holdings SA, 7.25%, 04/01/19 (Luxembourg)		520,000	503,750
SFR Group SA, 6.00%, 05/15/22 (France)(1)		710,000	742,838
SFR Group SA, 7.38%, 05/01/26 (France)(1)		585,000	617,906
VTR Finance BV, 6.88%, 01/15/24 (Chile)(1)		570,000	607,050
Ziggo Secured Finance BV, 5.50%, 01/15/27 (Netherlands)(1)		370,000	381,100
Total Consumer Discretionary			3,973,369
Consumer Staples — 0.3%
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/23 (Canada)(1)		300,000	305,250
MARB BondCo PLC, 7.00%, 03/15/24 (Brazil)(1)		200,000	202,740
Total Consumer Staples			507,990
Energy — 3.0%
Ecopetrol SA, 5.88%, 09/18/23 (Colombia)		440,000	477,268
Encana Corp., 8.13%, 09/15/30 (Canada)		305,000	392,945
MEG Energy Corp., 6.50%, 01/15/25 (Canada)(1)		295,000	292,419
Noble Holding International Ltd., 7.75%, 01/15/24 (United Kingdom)		425,000	389,937
Pertamina Persero PT, 4.88%, 05/03/22 (Indonesia)(1)		470,000	497,043
Petrobras Global Finance BV, 5.38%, 01/27/21 (Brazil)		185,000	190,522
Petrobras Global Finance BV, 8.38%, 05/23/21 (Brazil)		390,000	442,065
Petrobras Global Finance BV, 8.75%, 05/23/26 (Brazil)		860,000	1,004,910
Petrobras Global Finance BV, 7.38%, 01/17/27 (Brazil)		305,000	328,027
Petroleos Mexicanos, 4.88%, 01/24/22 (Mexico)		430,000	445,480
Petroleos Mexicanos, 6.88%, 08/04/26 (Mexico)		315,000	352,800
Petroleos Mexicanos, 6.50%, 06/02/41 (Mexico)		195,000	196,268
Southern Gas Corridor CJSC, 6.88%, 03/24/26 (Azerbaijan)(1)		680,000	752,131
Total Energy			5,761,815
Financials — 3.4%
Australia & New Zealand Banking Group Ltd., 4.40%, 05/19/26 (Australia)(1)		890,000	928,726
Banco de Bogota SA, 6.25%, 05/12/26 (Colombia)(1)		475,000	507,157
Banco Nacional de Comercio Exterior SNC, 4.38%, 10/14/25 (Mexico)(1)		400,000	408,000
Security Description		Principal	Value
FOREIGN BONDS (continued)
Financials (continued)
Brookfield Finance LLC, 4.00%, 04/01/24 (Canada)		$418,000	$429,314
GrupoSura Finance SA, 5.50%, 04/29/26 (Colombia)(1)		450,000	484,627
Guanay Finance Ltd., 6.00%, 12/15/20 (Chile)(1)		971,761	996,055
HSBC Holdings PLC, 3.60%, 05/25/23 (United Kingdom)		350,000	360,046
ICICI Bank Ltd. / Dubai, 4.00%, 03/18/26 (India)(1)		335,000	335,264
Macquarie Bank Ltd., 6.13%, perpetual (Australia)(1)(2)(3)		275,000	280,638
Societe Generale SA, 4.75%, 11/24/25 (France)(1)		765,000	789,003
TC Ziraat Bankasi AS, 5.13%, 05/03/22 (Turkey)(1)		390,000	390,463
Vnesheconombank Via VEB Finance PLC, 6.03%, 07/05/22 (Russia)(1)		560,000	602,225
Total Financials			6,511,518
Government — 7.7%
Argentine Republic Government International Bond, 5.63%, 01/26/22 (Argentina)		690,000	720,360
Argentine Republic Government International Bond, 7.50%, 04/22/26 (Argentina)		1,085,000	1,191,330
Argentine Republic Government International Bond, 7.13%, 07/06/36 (Argentina)		885,000	897,832
Argentine Republic Government International Bond, 7.63%, 04/22/46 (Argentina)		245,000	261,415
Bahrain Government International Bond, 7.00%, 10/12/28 (Bahrain)(1)		600,000	624,729
Brazilian Government International Bond, 6.00%, 04/07/26 (Brazil)		450,000	495,000
Brazilian Government International Bond, 10.25%, 01/10/28 (Brazil)	BRL	1,500,000	484,397
Brazilian Government International Bond, 5.63%, 01/07/41 (Brazil)		400,000	399,320
City of Buenos Aires Argentina, 7.50%, 06/01/27 (Argentina)(1)		315,000	338,215
Colombia Government International Bond, 4.38%, 03/21/23 (Colombia)	COP	1,500,000,000	478,807
Colombia Government International Bond, 3.88%, 04/25/27 (Colombia)		595,000	600,801
Dominican Republic International Bond, 6.88%, 01/29/26 (Dominican Republic)(1)		590,000	660,894
Ecuador Government International Bond, 9.65%, 12/13/26 (Ecuador)(1)		785,000	800,700
Indonesia Government International Bond, 4.35%, 01/08/27 (Indonesia)(1)		570,000	595,419
Indonesia Treasury Bond, Series FR56, 8.38%, 09/15/26 (Indonesia)	IDR	5,800,000,000	474,087
Jordan Government International Bond, 5.75%, 01/31/27 (Jordan)(1)		685,000	678,123
Mexican Bonos, Series M, 6.50%, 06/09/22 (Mexico)	MXN	9,000,000	466,593

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

April 30, 2017 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)
Government (continued)
Mexico Government International Bond, 4.15%, 03/28/27 (Mexico)	$480,000	$494,136
Mexico Government International Bond, 4.75%, 03/08/44 (Mexico)	410,000	406,515
Oman Government International Bond, 4.75%, 06/15/26 (Oman)(1)	880,000	886,508
Provincia De Buenos Aires, 9.13%, 03/16/24 (Argentina)	905,000	1,029,890
Republic of South Africa Government International Bond, 4.30%, 10/12/28 (South Africa)	300,000	283,646
Turkey Government International Bond, 4.88%, 10/09/26 (Turkey)	1,100,000	1,091,560
Turkey Government International Bond, 6.00%, 03/25/27 (Turkey)	400,000	428,750
Total Government		14,789,027
Health Care — 0.3%
Concordia International Corp., 9.00%, 04/01/22 (Canada)(1)	105,000	73,500
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	435,000	405,825
Total Health Care		479,325
Industrials — 1.5%
British Airways Pass-Through Trust, Class B, Series 2013-1, 5.63%, 06/20/20 (United Kingdom)(1)	210,697	222,096
Cemex Finance LLC, 6.00%, 04/01/24 (Mexico)(1)	970,000	1,028,200
JBS Investments GmbH, 7.25%, 04/03/24 (Brazil)(1)	525,000	551,906
Latam Finance Ltd., 6.88%, 04/11/24 (Chile)(1)	575,000	585,350
Park Aerospace Holdings Ltd., 5.25%, 08/15/22 (Ireland)(1)	65,000	68,900
Park Aerospace Holdings Ltd., 5.50%, 02/15/24 (Ireland)(1)	205,000	217,300
SCF Capital Ltd., 5.38%, 06/16/23 (Russia)(1)	240,000	248,035
Total Industrials		2,921,787
Materials — 4.7%
Alpha 3 BV / Alpha US Bidco, Inc., 6.25%, 02/01/25 (United Kingdom)(1)	125,000	127,500
ArcelorMittal, 6.13%, 06/01/25 (Luxembourg)	510,000	574,923
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.25%, 05/15/24 (Ireland)(1)	395,000	431,537
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.00%, 02/15/25 (Ireland)(1)	205,000	212,431
BHP Billiton Finance USA Ltd., 6.75%, 10/19/75 (Australia)(1)(2)	240,000	272,400
BlueScope Steel Finance Ltd / BlueScope Steel Finance USA LLC, 6.50%, 05/15/21 (Australia)(1)	300,000	318,750
Security Description	Principal	Value
FOREIGN BONDS (continued)
Materials (continued)
Equate Petrochemical BV, 4.25%, 11/03/26 (Kuwait)(1)	$515,000	$525,388
FMG Resources Pty Ltd., 9.75%, 03/01/22 (Australia)(1)	260,000	300,462
Gerdau Trade, Inc., 5.75%, 01/30/21 (Brazil)(1)	455,000	480,025
Glencore Funding LLC, 4.13%, 05/30/23 (Switzerland)(1)	595,000	612,127
Glencore Funding LLC, 4.00%, 03/27/27 (Switzerland)(1)	765,000	763,072
INEOS Group Holdings SA, 5.63%, 08/01/24 (Luxembourg)(1)	535,000	545,700
Mercer International, Inc., 6.50%, 02/01/24 (Canada)(1)	55,000	56,925
OCP SA, 5.63%, 04/25/24 (Morocco)(1)	425,000	454,792
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 07/15/24 (New Zealand)(1)	25,000	26,953
Rusal Capital DAC, 5.13%, 02/02/22 (Russia)(1)	695,000	698,069
Severstal OAO Via Steel Capital SA, 3.85%, 08/27/21 (Russia)(1)	805,000	807,900
SPCM SA, 4.88%, 09/15/25 (France)(1)	90,000	91,237
Teck Resources Ltd., 8.50%, 06/01/24 (Canada)(1)	190,000	220,638
Vale Overseas Ltd., 5.88%, 06/10/21 (Brazil)	325,000	351,813
Vale Overseas Ltd., 6.25%, 08/10/26 (Brazil)	305,000	334,067
Vedanta Resources PLC, 8.25%, 06/07/21 (India)(1)	800,000	872,160
Total Materials		9,078,869
Real Estate — 0.2%
WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.25%, 10/05/20 (Australia)(1)	450,000	459,846
Sovereign Government — 0.7%
Costa Rica Government International Bond, 4.38%, 04/30/25 (Costa Rica)(1)	625,000	599,975
Turkey Government International Bond, 5.63%, 03/30/21 (Turkey)	600,000	636,959
Total Sovereign Government		1,236,934
Telecommunication Services — 0.9%
Altice Financing SA, 6.63%, 02/15/23 (Luxembourg)(1)	575,000	610,219
GTH Finance BV, 7.25%, 04/26/23 (Netherlands)(1)	800,000	878,394
Virgin Media Finance PLC, 6.00%, 10/15/24 (United Kingdom)(1)	250,000	262,812
Total Telecommunication Services		1,751,425
Utilities — 0.3%
Majapahit Holding BV, 7.75%, 01/20/20 (Indonesia)(1)	550,000	621,225
Total Foreign Bonds
(Cost $46,371,293)		48,093,130

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

April 30, 2017 (unaudited)

Security Description	Principal	Value
TERM LOANS — 11.8%
Consumer Discretionary — 2.7%
Advantage Sales & Marketing, Inc., 4.25%, 07/25/21(2)	$205,000	$200,644
Advantage Sales & Marketing, Inc., 7.50%, 07/25/22(2)	410,000	392,985
Bass Pro Group, LLC, 6.15%, 12/15/23(2)	505,000	493,042
Caesars Entertainment Operating Co, Inc. (fka Harrah’s Operating Co, Inc.), 2.50%, 04/04/24(2)	225,000	223,959
Caesars Entertainment Resort Properties LLC, 7.00%, 10/11/20(2)	845,905	850,138
Delta 2 Lux S.a.r.l., 4.57%, 02/01/24(2)	460,000	461,207
Floor and Decor Outlets of America, Inc., 4.50%, 09/30/23(2)	341,285	342,565
Gateway Casinos & Entertainment Ltd., 4.80%, 02/22/23(2)	90,000	91,331
Laureate Education, Inc., 8.66%, 03/17/21(2)	588,513	589,248
Leslie’s Poolmart, Inc., 4.77%, 08/16/23(2)	246,760	248,405
Mohegan Tribal Gaming Authority, 5.00%, 10/13/23(2)	349,125	352,143
Playa Resorts Holding B.V., 4.00%, 04/06/24(2)	70,000	70,250
Scientific Games International, Inc., 4.99%, 10/01/21(2)	232,025	235,777
UFC Holdings LLC, 4.25%, 08/18/23(2)	528,345	532,265
Total Consumer Discretionary		5,083,959
Consumer Staples — 1.6%
Albertson’s LLC, 3.99%, 08/25/21(2)	595,394	598,153
Albertson’s LLC, 4.40%, 12/21/22(2)	222,324	223,561
Amplify Snack Brands, Inc., 6.50%, 09/02/23(2)	377,350	371,456
Chobani LLC, 5.25%, 10/10/23(2)	106,745	108,613
Coty, Inc., 3.48%, 10/27/22(2)	105,933	106,760
Galleria Co., 4.00%, 09/29/23(2)	214,000	216,140
Hostess Brands, LLC, 4.00%, 08/03/22(2)	459,207	463,944
JBS USA LUX SA, 3.48%, 10/30/22(2)	135,000	135,796
Kronos, Inc., 9.28%, 11/01/24(2)	178,000	185,988
Milk Specialties Co., 5.15%, 08/16/23(2)	337,305	340,891
TKC Holdings, Inc., 4.75%, 02/01/23(2)	230,000	232,683
Total Consumer Staples		2,983,985
Energy — 0.7%
Blackhawk Mining LLC, 10.50%, 02/17/22(2)	222,641	216,599
Chesapeake Energy Corp., 8.55%, 08/23/21(2)	71,000	76,869
Contura Energy, Inc., 6.00%, 03/18/24(2)	280,000	277,988
MEG Energy Corp., 4.54%, 12/31/23 (Canada)(2)	499,480	500,886
Ultra Resources, Inc., 4.00%, 04/05/24(2)	190,000	189,525
Total Energy		1,261,867
Financials — 0.5%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l., 3.74%, 03/21/22(2)	15,000	15,241
Lonestar Intermediate Super Holdings, LLC, 10.00%, 08/31/21(2)	340,000	354,450
Walter Investment Management, 4.75%, 12/18/20(2)	694,406	629,365
Total Financials		999,056
Health Care — 1.9%
Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), 3.75%, 02/03/24(2)	215,000	215,915
CHG Healthcare Services, Inc., 4.79%, 06/07/23(2)	288,219	292,272
Security Description	Principal	Value
TERM LOANS (continued)
Health Care (continued)
Concordia Healthcare Corp., 5.25%, 10/21/21(2)	$257,743	$174,199
Endo Luxembourg Finance Company I S.a.r.l, 5.00%, 04/12/24(2)	135,000	136,249
Greatbatch Ltd., 4.50%, 10/27/22(2)	196,133	197,604
HLF Financing S.a r.l. (HLF Financing US, LLC), 6.49%, 02/15/23(2)	205,000	205,487
Iasis Healthcare LLC, 5.25%, 04/26/21(2)	10,000	9,950
inVentiv Health, Inc., 4.80%, 11/09/23(2)	102,743	103,463
NVA Holdings, Inc., 4.65%, 08/14/21(2)	311,586	316,358
NVA Holdings, Inc., 8.15%, 08/14/22(2)	362,000	367,430
Quorum Health Corp., 6.79%, 04/29/22(2)	248,501	248,501
Sedgwick Claims Management Services, Inc., 6.75%, 02/28/22(2)	650,000	653,789
U.S. Renal Care, Inc., 5.40%, 12/30/22(2)	395,252	375,737
Valeant Pharmaceuticals International, Inc., 5.57%, 04/02/22(2)	405,000	407,932
Total Health Care		3,704,886
Industrials — 0.9%
84 Lumber Co., 6.75%, 10/25/23(2)(5)	427,313	432,654
Aspen Merger Sub, Inc., 5.25%, 09/27/23(2)	199,995	200,902
Navistar, Inc., 5.00%, 08/07/20(2)	472,229	479,018
PAE Holding Corp., 6.50%, 10/20/22(2)	154,300	155,939
Zodiac Pool Solutions LLC, 5.65%, 12/20/23(2)	498,750	503,012
Total Industrials		1,771,525
Information Technology — 1.4%
Blackboard, Inc., 6.16%, 06/30/21(2)	525,797	527,505
First Data Corp., 3.49%, 03/24/21(2)	1,023,471	1,025,134
Quorum Health Corp., 5.00%, 09/29/23(2)	74,903	75,667
Rackspace Hosting, Inc., 4.53%, 11/03/23(2)	244,388	246,431
Sungard Availability Services Capital, Inc., 6.00%, 03/29/19(2)	400,000	396,000
Veritas US, Inc., 6.77%, 01/27/23(2)	467,248	465,643
Total Information Technology		2,736,380
Materials — 1.1%
Anchor Glass Container Corp., 8.75%, 12/07/24(2)	111,000	113,428
CPI Acquisition, Inc., 5.83%, 08/17/22(2)	865,000	811,297
Huntsman International LLC, 3.99%, 04/01/23(2)	196,025	198,844
New Arclin U.S. Holding Corp., 5.67%, 02/14/24(2)	205,000	207,115
OMNOVA Solutions, Inc., 5.25%, 08/25/23(2)	432,825	438,235
PQ Corp., 5.25%, 11/04/22(2)	112,154	113,796
Univar USA, Inc., 3.74%, 07/01/22 (Argentina)(2)	305,360	306,720
Total Materials		2,189,435
Real Estate — 0.1%
Capital Automotive L.P., 7.00%, 03/24/25(2)	260,000	266,337
Utilities — 0.9%
APLP Holdings LP, 5.25%, 04/13/23(2)	478,722	481,714
Helix Gen Funding, LLC, 4.75%, 03/09/24(2)	15,000	15,169
NRG Energy, Inc., 3.24%, 06/30/23(2)	373,852	375,761
Talen Energy Supply, LLC, 5.00%, 04/06/24(2)	360,000	358,200
TEX Operations Co. LLC, 3.74%, 08/04/23(2)	73,469	73,400
TEX Operations Co. LLC, 3.74%, 08/04/23(2)	323,679	323,374
Total Utilities		1,627,618
Total Term Loans
(Cost $22,421,900)		22,625,048

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

April 30, 2017 (unaudited)

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES — 9.7%
Commercial Mortgage Backed Securities — 2.0%
Colony Multifamily Mortgage Trust, Class A, Series 2014-1, 2.54%, 04/20/50(1)	$401,035	$399,514
Credit Suisse Commercial Mortgage Trust, Class A1AM, Series 2007-C5, 5.87%, 09/15/40(2)	297,000	294,314
GAHR Commercial Mortgage Trust, Class CFX, Series 2015-NRF, 3.49%, 12/15/34(1)(2)	400,000	407,303
Hilton USA Trust, Class B, Series 2016-SFP, 3.32%, 11/05/35(1)	830,000	833,053
JP Morgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2007-LDPX, 5.46%, 01/15/49(2)	321,466	321,311
Morgan Stanley Bank of America Merrill Lynch Trust, Class AS, Series 2015-C22, 3.56%, 04/15/48	1,000,000	1,013,774
Morgan Stanley Capital I Trust, Class AM, Series 2007-IQ14, 5.89%, 04/15/49(2)	156,368	156,191
Motel 6 Trust, Class D, Series 2015-MTL6, 4.53%, 02/05/30(1)	400,000	403,008
Total Commercial Mortgage Backed Securities		3,828,468
Residential Mortgage Backed Securities — 7.7%
American Homes 4 Rent, Class A, Series 2015-SFR1, 3.47%, 04/17/52(1)	134,922	138,641
American Homes 4 Rent Trust, Class C, Series 2015-SFR2, 4.69%, 10/17/45(1)	510,000	541,279
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Class M4, Series 2003-AR3, 4.62%, 06/25/33(2)	535,000	531,975
Banc of America Funding Trust, Class 5A1, Series 2004-D, 3.50%, 01/25/35(2)	503,067	471,593
Bayview Opportunity Master Fund IVa Trust, Class B1, Series 2016-SPL1, 4.25%, 04/28/55(1)	350,000	361,683
Bayview Opportunity Master Fund IVb Trust, Class B1, Series 2016-SPL2, 4.25%, 06/28/53(1)(2)	290,000	299,703
Bear Stearns ARM Trust, Class 22A1, Series 2004-9, 3.58%, 11/25/34(2)	529,785	531,806
Chase Mortgage Trust, Class M2, Series 2016-1, 3.75%, 04/25/45(1)(2)	444,019	449,330
Chase Mortgage Trust, Class M2, Series 2016-2, 3.75%, 12/25/45(1)(2)	518,703	524,867
Colony American Finance Ltd., Class A, Series 2015-1 (Cayman Islands), 2.90%, 10/15/47(1)	287,128	287,663
Colony Starwood Homes Trust, Class C, Series 2016-2A, 3.14%, 12/17/33(1)(2)	430,000	430,645
COLT Mortgage Loan Trust, Class A3, Series 2017-1, 3.07%, 05/27/47(1)(2)	270,000	269,996
CSMC Mortgage-Backed Trust, Class 3A1, Series 2006-8, 6.00%, 10/25/21	142,182	134,732
CSMLT Trust, Class B4, Series 2015-1, 3.89%, 05/25/45(1)(2)	270,343	253,900
Deephaven Residential Mortgage Trust, Class A2, Series 2017-1A, 2.93%, 12/26/46(1)(2)	135,000	135,382
Federal Home Loan Mortgage Corporation, Class M2, Series 2016-DNA2, 3.19%, 10/25/28(2)	850,000	869,637
Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Galton Funding Mortgage Trust, Class A21, Series 2017-1, 3.50%, 07/25/56(1)	$385,945	$392,991
GSR Mortgage Loan Trust, Class 2A4, Series 2006-1F, 6.00%, 02/25/36	344,039	299,601
Home Equity Mortgage Trust, Class M7, Series 2005-2, 2.67%, 07/25/35(2)	385,827	382,807
JP Morgan Mortgage Trust, Class A1, Series 2016-5, 2.60%, 12/25/46(1)(2)	567,478	567,905
MASTR Alternative Loan Trust, Class 7A1, Series 2004-6, 6.00%, 07/25/34	341,881	336,990
New Residential Mortgage Loan Trust, Class A, Series 2014-1A, 3.75%, 01/25/54(1)(2)	313,439	322,516
New Residential Mortgage Loan Trust, Class A3, Series 2014-2A, 3.75%, 05/25/54(1)(2)	164,057	168,231
New Residential Mortgage Loan Trust, Class A1, Series 2015-2A, 3.75%, 08/25/55(1)(2)	324,852	335,395
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56(1)(2)	197,671	202,934
New Residential Mortgage Loan Trust, Class B1A, Series 2016-4A, 4.50%, 11/25/56(1)	644,889	673,230
Resecuritization Pass-Through Trust, Class A5, Series 2005-8R, 6.00%, 10/25/34	135,544	136,652
Residential Asset Securitization Trust, Class A3, Series 2005-A1, 5.50%, 04/25/35	1,383,484	1,393,576
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.53%, 06/25/43(2)	290,911	294,765
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-4, 3.45%, 04/25/34(2)	223,295	221,985
Towd Point Mortgage Trust, Class A2, Series 2015-1, 3.25%, 10/25/53(1)(2)	340,000	335,147
Towd Point Mortgage Trust, Class M1, Series 2015-6, 3.75%, 04/25/55(1)(2)	500,000	499,925
Towd Point Mortgage Trust, Class A2, Series 2015-5, 3.50%, 05/25/55(1)(2)	425,000	432,908
Towd Point Mortgage Trust, Class 1M1, Series 2015-2, 3.25%, 11/25/60(1)(2)	1,195,000	1,188,894
VOLT LI LLC, Class A1, Series 2016-NP11, 3.50%, 10/25/46(1)(6)	239,184	240,209
VOLT XXXV, Class A1, Series 2016-NPL9, 3.50%, 09/25/46(1)(6)	150,851	151,680
Total Residential Mortgage Backed Securities		14,811,173
Total Mortgage Backed Securities
(Cost $18,499,269)		18,639,641
ASSET BACKED SECURITIES — 5.0%
Arbys Funding LLC, Class A2, Series 2015-1A, 4.97%, 10/30/45(1)	276,500	277,871
Carnow Auto Receivables Trust, Class D, Series 2016-1A, 7.34%, 11/15/21(1)	430,000	432,105
Citi Held For Asset Issuance, Class B, Series 2015-PM3, 4.31%, 05/16/22(1)	455,000	459,376
CKE Restaurant Holdings, Inc., Class A2, Series 2013-1A, 4.47%, 03/20/43(1)	931,209	927,081
CONSUMER INSTALLMENT LOAN TRUST, Class A, Series 2016-LD1, 3.96%, 07/15/22(1)	350,128	353,314
Drug Royalty III LP 1, Class A, Series 2016-1A, 3.98%, 04/15/27(1)	554,446	556,967

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

April 30, 2017 (unaudited)

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust, Class C, Series 2015-1A, 4.10%, 12/15/20(1)	$450,000	$460,428
Exeter Automobile Receivables Trust, Class D, Series 2014-3A, 5.69%, 04/15/21(1)	575,000	596,654
First Investors Auto Owner Trust, Class E, Series 2015-2A, 5.59%, 11/15/22(1)	610,000	612,825
Flagship Credit Auto Trust, Class D, Series 2015-1, 5.26%, 07/15/21(1)	435,000	450,766
Flagship Credit Auto Trust, Class D, Series 2016-3, 3.89%, 11/15/22(1)	525,000	526,190
Mariner Finance Issuance Trust, Class A, Series 2017-AA, 3.62%, 02/20/29(1)	500,000	503,945
Murray Hill Marketplace Trust, Class A, Series 2016-LC1, 4.19%, 11/25/22(1)	217,242	219,288
Sofi Consumer Loan Program LLC, Class A, Series 2017-1, 3.28%, 01/26/26(1)	356,750	359,242
Springleaf Funding Trust, Class A, Series 2016-AA, 2.90%, 11/15/29(1)	515,000	517,907
Taco Bell Funding LLC, Class A2I, Series 2016-1A, 3.83%, 05/25/46(1)	527,350	537,214
TCF Auto Receivables Owner Trust, Class C, Series 2016-PT1A, 3.21%, 01/17/23(1)	430,000	429,912
TGIF Funding LLC, Class A2, Series 2017-1A, 6.20%, 04/30/47(1)	400,000	395,166
U-Haul S Fleet LLC, Class 1, Series 2010-BT1A, 4.90%, 10/25/23(1)	470,261	471,697
Wendys Funding LLC, Class A2II, Series 2015-1A, 4.08%, 06/15/45(1)	492,500	499,319
Total Asset Backed Securities
(Cost $9,556,641)		9,587,267
U.S. TREASURY NOTES — 1.5%
U.S. Treasury Note 1.00%, 03/15/18	1,000,000	999,141
U.S. Treasury Note 1.63%, 02/15/26	2,000,000	1,899,336
Total U.S. Treasury Notes
(Cost $2,914,708)		2,898,477
MUNICIPAL BOND — 0.8%
State of California, 7.60%, 11/01/40
(Cost $1,733,014)	1,075,000	1,615,596

Security Description	Shares	Value
MONEY MARKET FUND — 2.1%
JP Morgan U.S. Government Money Market Institutional Shares, 0.62%(7)
(Cost $3,983,571)	3,983,571	$3,983,571
TOTAL INVESTMENTS — 99.5%
(Cost $186,069,818)		190,692,420
Other Assets in Excess of Liabilities — 0.5%		892,570
Net Assets — 100.0%		$191,584,990

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2017, the aggregate value of these securities was $81,859,504, or 42.73% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2017.
(3)	Perpetual security with no stated maturity date.
(4)	Payment in-kind security.
(5)	Investment’s value was determined using Unobservable inputs. See Note 2.
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of April 30, 2017.
(7)	The rate shown reflects the seven-day yield as of April 30, 2017.

Currency Abbreviations

BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

April 30, 2017 (unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Corporate Bonds	$—	$83,249,690	$—	$83,249,690
Foreign Bonds	—	48,093,130	—	48,093,130
Term Loans	—	22,192,394	432,654	22,625,048
Mortgage Backed Securities	—	18,639,641	—	18,639,641
Asset Backed Securities	—	9,587,267	—	9,587,267
U.S. Treasury Notes	—	2,898,477	—	2,898,477
Municipal Bond	—	1,615,596	—	1,615,596
Money Market Fund	3,983,571	—	—	3,983,571
Total Investments	$3,983,571	$186,276,195	$432,654	$190,692,420

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the period. The Fund transferred $340,891 from Level 3 to Level 2 and $432,654 from Level 2 to Level 3 due to change in data availability used in investment valuation during the period ended April 30, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. The following summarizes inputs (level 3) used as of April 30, 2017:

Term Loans
Balance as of October 31, 2016	$342,390
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(544)
Purchases	—
Sales	(848)
Amortization (accretion)	(107)
Transfers into Level 3	432,654
Transfers out of Level 3	(340,891)
Balance as of April 30, 2017	$432,654
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2017:	$—

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

April 30, 2017 (unaudited)

	BioShares Biotechnology Clinical Trials Fund	BioShares Biotechnology Products Fund	InfraCap REIT Preferred ETF	iSectors® Post-MPT Growth ETF	Tuttle Tactical Management Multi-Strategy Income ETF

Assets:
Investments, at cost	$32,187,400	$43,399,691	$5,056,596	$9,987,964	$12,478,481
Investments, at value (including securities on loan)[1]	31,517,443	45,989,255	5,142,758	9,881,712	12,451,887
Cash	330,946	37,213	—	—	15,413,673
Receivables:
Securities lending receivable	7,859	18,364	—	—	—
Dividends and interest receivable	—	—	6,969	66	—
Investment securities sold	—	—	—	896,877	3,016,042
Prepaid expenses	56	56	—	29	43
Total Assets	31,856,304	46,044,888	5,149,727	10,778,684	30,881,645

Liabilities:
Income distribution payable	—	—	30,238	—	—
Payables:
Investment securities purchased	—	—	—	903,289	9,300,878
Collateral for securities on loan	6,898,637	8,032,660	—	—	—
Sub-advisory fees	18,968	27,771	3,037	8,034	17,891
Total Liabilities	6,917,605	8,060,431	33,275	911,323	9,318,769
Net Assets	$24,938,699	$37,984,457	$5,116,452	$9,867,361	$21,562,876

Net Assets Consist of:
Paid-in capital	$37,632,555	$36,321,296	$5,023,523	$9,849,557	$24,845,080
Undistributed (Accumulated) net investment income (loss)	(150,226)	(134,176)	7,401	1,909	14,344
Undistributed (Accumulated) net realized gain (loss) on investments	(11,873,673)	(792,227)	(634)	122,147	(3,269,954)
Net unrealized appreciation (depreciation) on investments	(669,957)	2,589,564	86,162	(106,252)	(26,594)
Net Assets	$24,938,699	$37,984,457	$5,116,452	$9,867,361	$21,562,876
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	1,100,004	1,000,004	200,004	400,004	950,004
Net asset value per share	$22.67	$37.98	$25.58	$24.67	$22.70
1 Market value of securities on loan	$7,278,826	$10,992,308	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities (continued)

April 30, 2017 (unaudited)

	Tuttle Tactical Management U.S. Core ETF	Virtus Cumberland Municipal Bond ETF	Virtus Newfleet Multi-Sector Unconstrained Bond ETF
Assets:
Investments, at cost	$56,327,852	$24,201,281	$186,069,818
Investments, at value	56,676,914	24,397,767	190,692,420
Cash	10,709,873	—	42,218
Receivables:
Investment securities sold	13,936,581	—	5,709,340
Dividends and interest receivable	—	254,086	2,004,082
Due from affiliate	—	—	3,063
Prepaid expenses	735	—	49,903
Total Assets	81,324,103	24,651,853	198,501,026

Liabilities:
Due to custodian and broker	—	727	—
Due to custodian — foreign holdings	—	—	1,326
Income distribution payable	—	—	753,046
Payables:
Investment securities purchased	21,563,886	630,142	5,879,320
Sub-advisory fees	45,833	—	—
Capital shares payable	1,106,637	—	—
Insurance fees	—	362	11,105
Advisory fees	—	1,543	113,867
Transfer Agent fees	—	4,048	2,489
Accounting and Administration fees	—	3,112	74,213
Custody fees	—	661	9,142
Professional fees	—	14,588	48,841
Pricing fees	—	1,693	10,341
Report to Shareholder fees	—	2,681	3,175
Trustee fees	—	2,258	1,694
Exchange Listing fees	—	4,939	7,477
Other accrued expenses	225	—	—
Total Liabilities	22,716,581	666,754	6,916,036
Net Assets	$58,607,522	$23,985,099	$191,584,990

Net Assets Consist of:
Paid-in capital	$65,244,461	$23,749,711	$185,982,599
Undistributed (Accumulated) net investment income (loss)	(49,043)	66,392	270,990
Undistributed (Accumulated) net realized gain (loss) on investments	(6,936,958)	(27,490)	709,423
Net unrealized appreciation on investments	349,062	196,486	4,621,978
Net Assets	$58,607,522	$23,985,099	$191,584,990
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	2,650,004	950,004	7,450,004
Net asset value per share	$22.12	$25.25	$25.72
Due to custodian, at cost — foreign holdings	$—	$—	$1,326

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended April 30, 2017 (unaudited)

	BioShares Biotechnology Clinical Trials Fund	BioShares Biotechnology Products Fund	InfraCap REIT Preferred ETF[1]	iSectors® Post-MPT Growth ETF	Tuttle Tactical Management Multi-Strategy Income ETF

Investment Income:
Dividend income	$—	$24,114	$62,401	$—	$—
Income distributions from underlying funds	—	—	—	92,093	177,518
Securities lending, net of fees	33,860	65,138	—	—	—
Total Investment Income	33,860	89,252	62,401	92,093	177,518

Expenses:
Sub-Advisory fees	89,067	145,417	4,093	45,625	92,357
Total Expenses	89,067	145,417	4,093	45,625	92,357
Less expense waivers/reimbursements	—	—	—	(3,299)	—
Net Investment Income (Loss)	(55,207)	(56,165)	58,308	49,767	85,161

Net Realized Gain (Loss) on:
Investments	(4,649,113)	(206,872)	(634)	—	—
Realized gain (loss) on sale of underlying fund shares	—	—	—	419,461	456,317
In-kind transactions	1,083,279	2,104,122	—	159,150	(17,610)
Total Net Realized Gain (Loss)	(3,565,834)	1,897,250	(634)	578,611	438,707

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	8,132,261	6,127,827	86,162	(31,352)	(10,210)
Total Change in Net Unrealized Appreciation (Depreciation)	8,132,261	6,127,827	86,162	(31,352)	(10,210)
Net Realized and Change in Unrealized Gain	4,566,427	8,025,077	85,528	547,259	428,497
Net Increase in Net Assets Resulting from Operations	$4,511,220	$7,968,912	$143,836	$597,026	$513,658

1	From February 7, 2017 (Commencement of operations) through April 30, 2017.

The accompanying notes are an integral part of these financial statements.

Statements of Operations (continued)

For the Period Ended April 30, 2017 (unaudited)

	Tuttle Tactical Management U.S. Core ETF	Virtus Cumberland Municipal Bond ETF[1]	Virtus Newfleet Multi-Sector Unconstrained Bond ETF

Investment Income:
Income distributions from underlying funds	$262,761	$—	$—
Interest Income	—	148,997	4,694,906
Total Investment Income	262,761	148,997	4,694,906

Expenses:
Sub-Advisory fees	265,216	—	—
Custody fees	—	661	9,486
Advisory fees	—	32,413	663,994
Exchange listing fees	—	4,939	8,679
Professional fees	—	14,588	24,388
Insurance fees	—	362	5,951
Accounting and Administration fees	—	3,308	47,428
Transfer agent fees	—	4,048	4,959
Trustee fees	—	2,258	2,976
Report to shareholders fees	—	2,681	4,711
Pricing fees	—	1,693	5,455
Total Expenses	265,216	66,951	778,027
Less expense waivers/reimbursements	—	(27,923)	(19,177)
Net Investment Income (Loss)	(2,455)	109,969	3,936,056

Net Realized Gain (Loss) on:
Investments	—	(27,490)	710,099
Realized gain (loss) on sale of underlying fund shares	1,738,178	—	—
In-kind transactions	119,910	—	—
Foreign currency transactions	—	—	(553)
Total Net Realized Gain (Loss)	1,858,088	(27,490)	709,546

Change in Net Unrealized Appreciation on:
Investments	431,334	196,486	484,786
Foreign currency transactions	—	—	(624)
Total Change in Net Unrealized Appreciation	431,334	196,486	484,162
Net Realized and Change in Unrealized Gain	2,289,422	168,996	1,193,708
Net Increase in Net Assets Resulting from Operations	$2,286,967	$278,965	$5,129,764

1	From January 17, 2017 (Commencement of operations) through April 30, 2017.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	BioShares Biotechnology Clinical Trials Fund		BioShares Biotechnology Products Fund
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016

Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$(55,207)	$(131,006)	$(56,165)	$(88,775)
Net realized gain (loss) on investments	(3,565,834)	(6,445,695)	1,897,250	(832,547)
Net change in unrealized appreciation (depreciation) on investments	8,132,261	(1,172,468)	6,127,827	780
Net increase (decrease) in net assets resulting from operations	4,511,220	(7,749,169)	7,968,912	(920,542)

Distributions to Shareholders from:
Net realized gains	—	(125,231)	—	(278,077)
Total distributions	—	(125,231)	—	(278,077)

Shareholder Transactions:
Proceeds from shares sold	6,200,858	10,198,398	12,017,044	11,705,989
Cost of shares redeemed	(3,818,820)	(7,539,301)	(5,131,547)	(10,251,469)
Net increase (decrease) in net assets resulting from shareholder transactions	2,382,038	2,659,097	6,885,497	1,454,520
Increase (decrease) in net assets	6,893,258	(5,215,303)	14,854,409	255,901

Net Assets:
Beginning of period	18,045,441	23,260,744	23,130,048	22,874,147
End of period	$24,938,699	$18,045,441	$37,984,457	$23,130,048
Undistributed (Accumulated) net investment income (loss)	(150,226)	(95,019)	(134,176)	(78,011)

Changes in Shares Outstanding:
Shares outstanding, beginning of period	1,000,004	850,004	800,004	750,004
Shares sold	300,000	450,000	350,000	400,000
Shares redeemed	(200,000)	(300,000)	(150,000)	(350,000)
Shares outstanding, end of period	1,100,004	1,000,004	1,000,004	800,004

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

	InfraCap REIT Preferred ETF	iSectors® Post-MPT Growth ETF
	For the Period February 7, 2017[1] Through April 30, 2017 (Unaudited)	For the Six Months Ended April 30, 2017 (Unaudited)	For the Period August 16, 2016[1] Through October 31, 2016

Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$58,308	$49,767	$12,967
Net realized gain (loss) on investments	(634)	578,611	(456,464)
Net change in unrealized appreciation (depreciation) on investments	86,162	(31,352)	(74,900)
Net increase (decrease) in net assets resulting from operations	143,836	597,026	(518,397)

Distributions to Shareholders from:
Net investment income	(50,907)	(60,825)	—
Total distributions	(50,907)	(60,825)	—

Shareholder Transactions:
Proceeds from shares sold	5,023,523	2,430,944	9,853,633
Cost of shares redeemed	—	(2,435,020)	—
Net increase (decrease) in net assets resulting from shareholder transactions	5,023,523	(4,076)	9,853,633
Increase (decrease) in net assets	5,116,452	532,125	9,335,236

Net Assets:
Beginning of period	—	9,335,236	—
End of period	$5,116,452	$9,867,361	$9,335,236
Undistributed (Accumulated) net investment income (loss)	7,401	1,909	12,967

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—	400,004	—
Shares sold	200,004	100,000	400,004
Shares redeemed	—	(100,000)	—
Shares outstanding, end of period	200,004	400,004	400,004

1	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

	Tuttle Tactical Management Multi-Strategy Income ETF		Tuttle Tactical Management U.S. Core ETF
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016

Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$85,161	$239,876	$(2,455)	$358,061
Net realized gain (loss) on investments	438,707	(2,500,759)	1,858,088	(5,129,703)
Net change in unrealized appreciation (depreciation) on investments	(10,210)	(140,342)	431,334	(543,007)
Net increase (decrease) in net assets resulting from operations	513,658	(2,401,225)	2,286,967	(5,314,649)

Distributions to Shareholders from:
Net investment income	(263,071)	(179,322)	(270,837)	(133,812)
Total distributions	(263,071)	(179,322)	(270,837)	(133,812)

Shareholder Transactions:
Proceeds from shares sold	1,129,681	12,594,223	1,091,947	29,461,827
Cost of shares redeemed	(5,531,949)	(32,919,664)	(9,684,028)	(34,777,047)
Net increase (decrease) in net assets resulting from shareholder transactions	(4,402,268)	(20,325,441)	(8,592,081)	(5,315,220)
Increase (decrease) in net assets	(4,151,681)	(22,905,988)	(6,575,951)	(10,763,681)

Net Assets:
Beginning of period	25,714,557	48,620,545	65,183,473	75,947,154
End of period	$21,562,876	$25,714,557	$58,607,522	$65,183,473
Undistributed (Accumulated) net investment income (loss)	14,344	192,254	(49,043)	224,249

Changes in Shares Outstanding:
Shares outstanding, beginning of period	1,150,004	2,050,000	3,050,004	3,300,004
Shares sold	50,000	550,004	50,000	1,350,000
Shares redeemed	(250,000)	(1,450,000)	(450,000)	(1,600,000)
Shares outstanding, end of period	950,004	1,150,004	2,650,004	3,050,004

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

	Virtus Cumberland Municipal Bond ETF	Virtus Newfleet Multi-Sector Unconstrained Bond ETF
	For the Period January 17, 2017[1] Through April 30, 2017 (Unaudited)	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016

Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$109,969	$3,936,056	$6,348,454
Net realized gain (loss) on investments	(27,490)	709,546	2,692,069
Net change in unrealized appreciation (depreciation) on investments	196,486	484,162	3,630,805
Net increase (decrease) in net assets resulting from operations	278,965	5,129,764	12,671,328

Distributions to Shareholders from:
Net investment income	(43,577)	(3,920,968)	(6,228,079)
Net realized gains	—	(2,638,127)	—
Total distributions	(43,577)	(6,559,095)	(6,228,079)

Shareholder Transactions:
Proceeds from shares sold	24,998,500	48,492,343	29,650,887
Cost of shares redeemed	(1,248,789)	(22,951,771)	(21,655,327)
Net increase (decrease) in net assets resulting from shareholder transactions	23,749,711	25,540,572	7,995,560
Increase (decrease) in net assets	23,985,099	24,111,241	14,438,809

Net Assets:
Beginning of period	—	167,473,749	153,034,940
End of period	$23,985,099	$191,584,990	$167,473,749
Undistributed (Accumulated) net investment income (loss)	66,392	270,990	255,902

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—	6,450,004	6,100,004
Shares sold	1,000,004	1,900,000	1,200,000
Shares redeemed	(50,000)	(900,000)	(850,000)
Shares outstanding, end of period	950,004	7,450,004	6,450,004

1	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

	BioShares Biotechnology Clinical Trials Fund
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Period December 16, 2014[1] Through October 31, 2015

Per Share Data for a Share Outstanding Throughout each period presented:
Net asset value, beginning of period	$18.05	$27.37	$25.00
Investment operations:
Net investment loss[2]	(0.05)	(0.14)	(0.24)
Net realized and unrealized gain (loss)	4.67	(9.03)	2.61 [3]
Total from investment operations	4.62	(9.17)	2.37

Less Distributions from:
Net realized gains	—	(0.15)	—
Total distributions	—	(0.15)	—
Net Asset Value, End of period	$22.67	$18.05	$27.37
Net Asset Value Total Return[4]	25.63%	(33.73)%	9.46%
Net assets, end of period (000’s omitted)	$24,939	$18,045	$23,261

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.85%[5]	0.85%[6]	0.85%[5,7]
Net investment loss	(0.53)%[5]	(0.67)%	(0.85)%[5]
Portfolio turnover rate[8]	24%[9]	54%	76%[9]

1	Commencement of operations.
2	Based on average shares outstanding.
3	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes due to the timing of creation of Fund shares in relation to fluctuating market values.
4	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
5	Annualized.
6	The ratio of expenses to average net assets include tax expense fees of less than 0.01%.
7	The ratio of expenses to average net assets include interest expense fees of less than 0.01%.
8	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
9	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	BioShares Biotechnology Products Fund
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Period December 16, 2014[1] Through October 31, 2015

Per Share Data for a Share Outstanding Throughout each period presented:
Net asset value, beginning of period	$28.91	$30.50	$25.00
Investment operations:
Net investment loss[2]	(0.06)	(0.12)	(0.17)
Net realized and unrealized gain (loss)	9.13	(1.07)	5.67 [3]
Total from investment operations	9.07	(1.19)	5.50

Less Distributions from:
Net realized gains	—	(0.40)	—
Total distributions	—	(0.40)	—
Net Asset Value, End of period	$37.98	$28.91	$30.50
Net Asset Value Total Return[4]	31.37%	(3.97)%	21.99%
Net assets, end of period (000’s omitted)	$37,984	$23,130	$22,874

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.85%[5]	0.85%[6]	0.86%[5,7]
Net investment loss	(0.33)%[5]	(0.43)%	(0.58)%[5]
Portfolio turnover rate[8]	20%[9]	35%	45%[9]

1	Commencement of operations.
2	Based on average shares outstanding.
3	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes due to the timing of creation of Fund shares in relation to fluctuating market values.
4	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
5	Annualized.
6	The ratio of expenses to average net assets include tax expense fees of less than 0.01%.
7	The ratio of expenses to average net assets include interest expense fees of less than 0.01%.
8	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
9	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

InfraCap REIT Preferred ETF
For the Period February 7, 2017[1] Through April 30, 2017

Per Share Data for a Share Outstanding Throughout each period presented:
Net asset value, beginning of period	$25.06
Investment operations:
Net investment income[2]	0.36
Net realized and unrealized gain	0.41
Total from investment operations	0.77

Less Distributions from:
Net investment income	(0.25)
Total distributions	(0.25)
Net Asset Value, End of period	$25.58
Net Asset Value Total Return[3]	3.10%
Net assets, end of period (000’s omitted)	$5,116

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.45%[4]
Net investment income	6.41%[4]
Portfolio turnover rate[5]	58%[6]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	Annualized.
5	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
6	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	iSectors® Post-MPT Growth ETF
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Period August 16, 2016[1] Through October 31, 2016

Per Share Data for a Share Outstanding Throughout each period presented:
Net asset value, beginning of period	$23.34	$24.89
Investment operations:
Net investment income[2]	0.12	0.04
Net realized and unrealized gain (loss)	1.36	(1.59)
Total from investment operations	1.48	(1.55)

Less Distributions from:
Net investment income	(0.15)	—
Total distributions	(0.15)	—
Net Asset Value, End of period	$24.67	$23.34
Net Asset Value Total Return[3]	6.36%	(6.25)%
Net assets, end of period (000’s omitted)	$9,867	$9,335

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:[4]
Expenses, net of expense waivers	0.88%[5]	0.95%[5]
Expenses, prior to expense waivers	0.95%[5]	0.95%[5]
Net investment income	1.04%[5]	0.80%[5]
Portfolio turnover rate[6]	145%[7]	78%[7]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	Does not include expenses of the underlying funds in which the Fund invests.
5	Annualized.
6	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Does not include portfolio activity of the underlying funds in which the Fund invests.
7	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	Tuttle Tactical Management Multi-Strategy Income ETF
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Period June 9, 2015[1] Through October 31, 2015

Per Share Data for a Share Outstanding Throughout each period presented:
Net asset value, beginning of period	$22.36	$23.72	$24.61
Investment operations:
Net investment income[2]	0.09	0.17	0.08
Net realized and unrealized gain (loss)	0.54	(1.42)	(0.97)
Total from investment operations	0.63	(1.25)	(0.89)

Less Distributions from:
Net investment income	(0.29)	(0.11)	—
Total distributions	(0.29)	(0.11)	—
Net Asset Value, End of period	$22.70	$22.36	$23.72
Net Asset Value Total Return[3]	2.84%	(5.28)%	(3.63)%[4]
Net assets, end of period (000’s omitted)	$21,563	$25,715	$48,621

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:[5]
Expenses	0.90%[6]	0.91%[7]	0.93%[6,8]
Net investment income	0.83%[6]	0.75%	0.87%[6]
Portfolio turnover rate[9]	3,777%[10]	6,399%	920%[10]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	During the period ended October 31, 2015, the Fund experienced a loss on the disposal of an investment security that did not meet investment guidelines. The Adviser reimbursed the Fund for the loss, which otherwise would have reduced Net Asset Value Total Return by 0.01%.
5	Does not include expenses of the underlying funds in which the Fund invests.
6	Annualized.
7	The ratio of expenses to average net assets include tax expense fees of less than 0.01%.
8	The ratio of expenses to average net assets include interest expense fees of 0.03%.
9	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Does not include portfolio activity of the underlying funds in which the Fund invests.
10	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	Tuttle Tactical Management U.S. Core ETF
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Period February 24, 2015[1] Through October 31, 2015

Per Share Data for a Share Outstanding Throughout each period presented:
Net asset value, beginning of period	$21.37	$23.01	$24.62
Investment operations:
Net investment income (loss)[2]	(0.00)[3]	0.11	(0.01)
Net realized and unrealized gain (loss)	0.85	(1.71)	(1.60)
Total from investment operations	0.85	(1.60)	(1.61)

Less Distributions from:
Net investment income	(0.10)	(0.04)	—
Total distributions	(0.10)	(0.04)	—
Net Asset Value, End of period	$22.12	$21.37	$23.01
Net Asset Value Total Return[4]	3.96%	(6.98)%	(6.53)%[5]
Net assets, end of period (000’s omitted)	$58,608	$65,183	$75,947

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:[6]
Expenses	0.90%[7]	0.90%[8]	0.90%[7]
Net investment income (loss)	(0.01)%[7]	0.49%	(0.05)%[7]
Portfolio turnover rate[9]	3,515%[9]	7,757%	1,687%[10]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Less than $0.005.
4	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
5	During the period ended October 31, 2015, the Fund experienced a loss on the disposal of an investment security that did not meet investment guidelines. The Adviser reimbursed the Fund for the loss, which otherwise would have reduced Net Asset Value Total Return by 0.04%.
6	Does not include expenses of the underlying funds in which the Fund invests.
7	Annualized.
8	The ratio of expenses to average net assets include tax expense fees of less than 0.01%.
9	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Does not include portfolio activity of the underlying funds in which the Fund invests.
10	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Virtus Cumberland Municipal Bond ETF
For the Period January 17, 2017[1] Through April 30, 2017

Per Share Data for a Share Outstanding Throughout each period presented:
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income[2]	0.12
Net realized and unrealized gain	0.18
Total from investment operations	0.30

Less Distributions from:
Net investment income	(0.05)
Total distributions	(0.05)
Net Asset Value, End of period	$25.25
Net Asset Value Total Return[3]	1.18%
Net assets, end of period (000’s omitted)	$23,985

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.59%[4]
Expenses, prior to expense waivers	1.01%[4]
Net investment income	1.66%[4]
Portfolio turnover rate[5]	6%[6]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	Annualized.
5	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
6	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	Virtus Newfleet Multi-Sector Unconstrained Bond ETF
	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Period August 10, 2015[1] Through October 31, 2015

Per Share Data for a Share Outstanding Throughout each period presented:
Net asset value, beginning of period	$25.96		$25.09	$25.00
Investment operations:
Net investment income[2]	0.52		0.95	0.05
Net realized and unrealized gain	0.10		0.85	0.07
Total from investment operations	0.62		1.80	0.12

Less Distributions from:
Net investment income	(0.53)		(0.93)	(0.03)
Net realized gains	(0.33)		—	—
Total distributions	(0.86)		(0.93)	(0.03)
Net Asset Value, End of period	$25.72		$25.96	$25.09
Net Asset Value Total Return[3]	2.44%		7.37%	0.47%
Net assets, end of period (000’s omitted)	$191,585		$167,474	$153,035

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.80%[4]		0.80%[5]	0.80%[4]
Expenses, prior to expense waivers	0.82%[4]		0.91%[5]	0.99%[4]
Net investment income	4.15	% [4]	3.75%	0.88%[4]
Portfolio turnover rate[6]	62	% [7]	100%	20%[7]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	Annualized.
5	The ratio of expenses to average net assets include tax expense fees of less than 0.01%.
6	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
7	Not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

April 30, 2017 (unaudited)

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). BioShares Biotechnology Clinical Trials Fund, BioShares Biotechnology Products Fund, InfraCap REIT Preferred ETF, iSectors® Post-MPT Growth ETF, Tuttle Tactical Management Multi-Strategy Income ETF, Tuttle Tactical Management U.S. Core ETF, Virtus Cumberland Municipal Bond ETF and Virtus Newfleet Multi-Sector Unconstrained Bond ETF (each, a “Fund”, and collectively, the “Funds”), each a separate investment portfolio of the Trust, are presented herein. Each of iSectors® Post-MPT Growth ETF, Tuttle Tactical Management Multi-Strategy Income ETF and Tuttle Tactical Management U.S. Core ETF are “funds of funds,” in that each of these Funds will generally invest in other registered investment companies. The offering of Shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Funds	Commencement of Operations
BioShares Biotechnology Clinical Trials Fund	December 16, 2014
BioShares Biotechnology Products Fund	December 16, 2014
InfraCap REIT Preferred ETF	February 7, 2017
iSectors® Post-MPT Growth ETF	August 16, 2016
Tuttle Tactical Management Multi-Strategy Income ETF	June 9, 2015
Tuttle Tactical Management U.S. Core ETF	February 24, 2015
Virtus Cumberland Municipal Bond ETF	January 17, 2017
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	August 10, 2015

BioShares Biotechnology Clinical Trials Fund, BioShares Biotechnology Products Fund, InfraCap REIT Preferred ETF and Virtus Cumberland Municipal Bond ETF are “non-diversified” Funds, as defined under the 1940 Act.

The BioShares Biotechnology Clinical Trials Fund and BioShares Biotechnology Products Fund seeks investment results that correspond, before fees and expenses, to the price and yield performance of the LifeSci Biotechnology Clinical Trials Index and LifeSci Biotechnology Products Index, respectively.

InfraCap REIT Preferred ETF seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx REIT Preferred Stock Index.

The iSectors® Post-MPT Growth ETF seeks growth of capital, with a secondary emphasis on capital preservation, independent of individual market conditions.

The Tuttle Tactical Management Multi-Strategy Income ETF seeks current income while maintaining secondary emphasis on long-term capital appreciation and low volatility.

The Tuttle Tactical Management U.S. Core ETF seeks long-term capital appreciation while maintaining a secondary emphasis on capital preservation, primarily through investments in the U.S. equity market.

The Virtus Cumberland Municipal Bond ETF seeks to provide a competitive level of current income exempt from federal income tax, while preserving capital.

The Virtus Newfleet Multi-Sector Unconstrained Bond ETF seeks to provide a high level of current income and, secondarily, capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (continued)

April 30, 2017 (unaudited)

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Security Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”) or NASDAQ, at the NYSE or NASDAQ Official Closing Price. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”).

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at April 30, 2017, is disclosed at the end of each Fund’s Schedule of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income.

Each Fund pays all of its expenses not assumed by its Sub-Adviser, as defined in Note 3, or Virtus ETF Advisers LLC (the “Adviser”). General Trust expenses that are allocated among and charged to the assets of the Funds and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of each Fund and other series of the Trust or the nature of the services performed and relative applicability to each Fund and other series of the Trust.

Notes to Financial Statements (continued)

April 30, 2017 (unaudited)

Distributions to Shareholders

Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

When-issued Purchases and Forward Commitments (Delayed Delivery)

The Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Funds record when-issued and delayed delivery securities on the trade date. The Funds maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

Loan Agreements

The Virtus Newfleet Multi-Sector Unconstrained Bond ETF may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At April 30, 2017, all loan agreements held by the Fund are assignment loans.

Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with The Bank of New York Mellon (“BNY Mellon”), as a third party lending agent. Under the terms of the agreement, a Fund doing so is required to maintain collateral with a market value not less than 102% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income

Notes to Financial Statements (continued)

April 30, 2017 (unaudited)

by a Fund net of fees and rebates charged by BNY Mellon for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

As of April 30, 2017, the BioShares Biotechnology Clinical Trials Fund and the BioShares Biotechnology Products Fund had securities on loan, all of which were classified as common stocks in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end. In the event of a default by the borrower, the Funds would utilize the collateral to offset amounts owed to the Funds by the borrower.

Remaining Contractual Maturity of the Agreements, as of April 30, 2017

	Overnight and	Between
	Continuous	<30 Days	30 & 90 Days	>90 Days	Total
BioShares Biotechnology Clinical Trials Fund
Securities Lending Transactions
Common Stocks	$6,898,637	$—	$—	$—	$6,898,637
Gross amount of recognized liabilities for securities lending transactions:					$6,898,637
BioShares Biotechnology Products Fund
Securities Lending Transactions
Common Stocks	$8,032,660	$—	$—	$—	$8,032,660
Gross amount of recognized liabilities for securities lending transactions:					$8,032,660

3. INVESTMENT MANAGEMENT RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreements

The Trust has entered into Investment Advisory Agreements (collectively, “Advisory Agreement”) with the Adviser, a wholly owned subsidiary of ETFis Holdings LLC, on behalf of each Fund. ETFis Holdings LLC is majority-owned by Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolios. The Adviser is entitled to receive a fee from each Fund (unless otherwise noted below) based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate as follows:

Funds	Rate
BioShares Biotechnology Clinical Trials Fund	0.075%, subject to a minimum annual fee of $25,000 per year.*
BioShares Biotechnology Products Fund	0.075%, subject to a minimum annual fee of $10,000 year.*
InfraCap REIT Preferred ETF	0.45%, subject to a minimum annual fee of $25,000 per year.
iSectors® Post-MPT Growth ETF	0.125%, subject to a minimum annual fee of $25,000 per year.
Tuttle Tactical Management Multi-Strategy Income ETF	0.075%, subject to a minimum annual fee of $15,000 per year.*
Tuttle Tactical Management U.S. Core ETF	0.075%, subject to a minimum annual fee of $25,000 per year.*
Virtus Cumberland Municipal Bond ETF	0.245%
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	0.70%

*	BioShares Biotechnology Clinical Trials Fund, BioShares Biotechnology Products Fund, Tuttle Tactical Management Multi-Strategy Income ETF and Tuttle Tactical Management U.S. Core ETF’s advisory fees are paid by each Fund’s respective Sub-Adviser as defined below.

The Advisory Agreement may be terminated on behalf of a Fund with the approval of a Fund’s Board or by a vote of the majority of a Fund’s shareholders and on behalf of the Adviser, upon not less than 30 days’ written notice.

Notes to Financial Statements (continued)

April 30, 2017 (unaudited)

Expense Limitation Agreement

The Adviser and, with respect to iSectors® Post-MPT Growth ETF, the Sub-Adviser, has contractually agreed to reduce its fees and reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) from exceeding a specified amount. The expense cap in effect for the Funds during the period ended April 30, 2017 are as follows:

Funds	Expense Limit	Expense Limit Effective Through
iSectors® Post-MPT Growth ETF	0.75%	February 28, 2019
Virtus Cumberland Municipal Bond ETF	0.59%	February 28, 2018
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	0.80%	March 1, 2018

Funds not listed in table above do not have an expense limitation agreement.

The expense limitation agreement with respect to a Fund will be terminated upon termination of the Advisory Agreement between the Adviser and the Fund, or, with respect to iSectors® Post-MPT Growth ETF, the Sub-Advisory Agreement between the Sub-Adviser and the Fund.

The Adviser and, with respect to iSectors® Post-MPT Growth ETF, the Sub-Adviser, waived fees and reimbursed expenses for the Funds are as follows. Under certain conditions, the Adviser may recapture fees waived and operating expenses reimbursed under the expense limitation agreements for Virtus Cumberland Municipal Bond ETF and Virtus Newfleet Multi-Sector Unconstrained Bond ETF for a period of three years following the date on which such reimbursement occurred. The Adviser may recoup such waivers until the date indicated or for a maximum of three years from reimbursement, whichever is sooner.

Funds	Expenses Reimbursed	Recoupment Balance	Recoupment Expiration
iSectors® Post-MPT Growth ETF	$3,299	N/A	N/A
Virtus Cumberland Municipal Bond ETF	$27,923	$27,923	10/31/2020
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	$57,777	$57,777	10/31/2018
	$183,990	$183,990	10/31/2019
	$19,177	$19,177	10/31/2020

Sub-Advisory Agreement

Each Sub-Adviser provides investment advice and management services to its respective Funds. Pursuant to an investment sub- advisory agreement among the Trust, the Sub-Adviser and the Adviser, the sub-advisory fee is based on the average daily net assets as specified below. The Sub-Advisers, except the Sub-Advisers for Virtus Cumberland Municipal Bond ETF and Virtus Newfleet Multi-Sector Unconstrained Bond ETF, have agreed to pay all expenses of their respective Funds, except the Sub-Adviser’s fee, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation and arbitration expenses, payments under any 12b-1 plan adopted by the Funds, and other non-routine or extraordinary expenses of the Funds. The Sub-Advisers and sub-advisory fees for each Fund are listed below.

Funds	Sub-Advisers	Sub-Advisory Fees
BioShares Biotechnology Clinical Trials Fund	LifeSci Index Partners, LLC	0.85%
BioShares Biotechnology Products Fund	LifeSci Index Partners, LLC	0.85%
InfraCap REIT Preferred ETF	Infrastructure Capital Advisors, LLC	0.375%*
iSectors® Post-MPT Growth ETF	iSectors®, LLC	0.825%
Tuttle Tactical Management Multi-Strategy Income ETF	Tuttle Tactical Management, LLC	0.90%
Tuttle Tactical Management U.S. Core ETF	Tuttle Tactical Management, LLC	0.90%
Virtus Cumberland Municipal Bond ETF	Cumberland Advisors Inc.	0.245%
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	Newfleet Asset Management, LLC[1]	50% of the Advisory Fee*

1	An indirect wholly-owned subsidiary of Virtus.
*	InfraCap REIT Preferred ETF and Virtus Newfleet Multi-Sector Unconstrained Bond ETF’s sub-advisory fees are paid for by the Adviser, not the Funds.

Notes to Financial Statements (continued)

April 30, 2017 (unaudited)

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, ETF Distributors LLC (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is a wholly-owned subsidiary of Virtus.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan, under which BioShares Biotechnology Clinical Trials Fund, BioShares Biotechnology Products Fund, InfraCap REIT Preferred ETF and Tuttle Tactical Management U.S. Core ETF, (collectively, the “12b-1 Funds”) are authorized to pay an amount up to 0.25% of their average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the 12b-1 Funds or the provision of investor services. No 12b-1 fees are currently paid by the 12b-1 Funds and there are no current plans to impose the fees.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Funds’ operational administrator. The Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is a wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Funds’ accounting services administrator. BNY Mellon also serves as the custodian for the Funds’ assets, and serves as transfer agent and dividend paying agent for the Funds.

4. CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” The Funds’ Creation Units may be issued and redeemed, principally in-kind for securities included in the Funds. In each instance of such cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their net investment income and net capital gains to shareholders. Accounting for Uncertainty in Income Taxes as issued by the Financial Accounting Standards Board provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2015 and 2016), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of April 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ended April 30, 2017, the Funds had no accrued penalties or interest.

Notes to Financial Statements (continued)

April 30, 2017 (unaudited)

The adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Funds	Federal Tax Cost Of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BioShares Biotechnology Clinical Trials Fund	$33,356,015	$3,786,826	$(5,625,398)	$ (1,838,572)
BioShares Biotechnology Products Fund	44,177,504	5,341,577	(3,529,826)	1,811,751)
InfraCap REIT Preferred ETF	5,056,596	97,721	(11,559)	86,162
iSectors® Post-MPT Growth ETF	9,994,852	100,450	(213,590)	(113,140)
Tuttle Tactical Management Multi-Strategy Income ETF	14,553,381	31,054	(2,132,548)	(2,101,494)
Tuttle Tactical Management U.S. Core ETF	60,425,994	383,994	(4,133,074)	(3,749,080)
Virtus Cumberland Municipal Bond ETF	24,201,281	206,612	(10,126)	196,486
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	186,069,818	5,542,028	(919,426)	4,622,602

Late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended October 31, 2016, the following Funds incurred and will elect to defer late year ordinary losses as follows:

Funds	Late-year Ordinary Losses
BioShares Biotechnology Clinical Trials Fund	$95,019
BioShares Biotechnology Products Fund	78,011

At October 31, 2016, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders:

Funds	Short-Term No Expiration	Long-Term No Expiration	Total
BioShares Biotechnology Clinical Trials Fund	$5,547,953	$1,591,271	$7,139,224
BioShares Biotechnology Products Fund	1,503,048	408,616	1,911,664
iSectors® Post-MPT Growth ETF	449,576	—	449,576
Tuttle Tactical Management Multi-Strategy Income ETF	1,633,761	—	1,633,761
Tuttle Tactical Management U.S. Core ETF	4,696,904	—	4,696,904
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	—	—	—

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscription in-kind and redemption in-kind for the period ended April 30, 2017 were as follows:

Funds	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
BioShares Biotechnology Clinical Trials Fund	$5,148,256	$4,987,384	$6,201,009	$ 3,845,492
BioShares Biotechnology Products Fund	6,910,158	6,581,256	12,012,779	4,439,915
InfraCap REIT Preferred ETF	2,215,019	2,206,952	5,023,346	—
iSectors® Post-MPT Growth ETF	13,884,920	13,935,383	2,406,213	2,463,553
Tuttle Tactical Management Multi-Strategy Income ETF	472,969,748	473,739,487	584,705	3,181,300
Tuttle Tactical Management U.S. Core ETF	1,773,279,052	1,764,366,633	796,485	7,704,534
Virtus Cumberland Municipal Bond ETF	24,529,679	875,520	—	—
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	132,978,660	113,455,194	—	—

Notes to Financial Statements (continued)

April 30, 2017 (unaudited)

7. INVESTMENT RISKS

As with any investment, an investment in the Funds could result in a loss or the performance of the Funds could be inferior to that of other investments. An investor should consider each Fund’s investment objectives, risks, and charges and expenses carefully before investing. Each Fund’s prospectus and statement of additional information contain this and other important information.

8. CREDIT RISK

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Sub-Adviser to accurately predict risk.

9. CASH CONCENTRATION RISK

At various times, the Funds may have cash and cash collateral balances that exceed federally insured limits.

10. ASSET CONCENTRATION RISK

Certain Funds may invest a high percentage of their assets in specific investments, including other funds. Fluctuations in these investments may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such investments.

At April 30, 2017, the following Funds held a security with a significant concentration to the portfolio as detailed below:

Funds	Security	Percentage of Net Assets
iSectors® Post-MPT Growth ETF	Vanguard Utilities ETF	28.5%
Tuttle Tactical Management U.S. Core ETF	iShares Short Treasury Bond ETF	31.4%
Tuttle Tactical Management U.S. Core ETF	SPDR S&P 500 ETF Trust	40.2%

The Vanguard Utilities ETF, iShares Short Treasury Bond ETF and SPDR S&P 500 ETF Trust are registered under the 1940 Act as open-ended management investment companies. The financial statements of Vanguard Utilities ETF can be found at the Vanguard website or the Securities and Exchange Commission’s website (www.sec.gov) and should be read in conjunction with the iSectors® Post-MPT Growth ETF’s financial statements. The financial statements of iShares Short Treasury Bond ETF and SPDR S&P 500 ETF Trust can be found at the iShares website and SPDR website, respectively, or the Securities and Exchange Commission’s website (www.sec.gov) and should be read in conjunction with the Tuttle Tactical Management U.S. Core ETF’s financial statements.

11. 10% SHAREHOLDERS

As of April 30, 2017, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

Funds	% of Shares Outstanding	Number of Accounts
BioShares Biotechnology Clinical Trials Fund	31%	1
BioShares Biotechnology Products Fund	55%	3
InfraCap REIT Preferred ETF	65%	4
iSectors® Post-MPT Growth ETF	79%	2
Tuttle Tactical Management Multi-Strategy Income ETF	91%	2
Tuttle Tactical Management U.S. Core ETF	87%	2
Virtus Cumberland Municipal Bond ETF	81%	1
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	92%	1

12. NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

Notes to Financial Statements (continued)

April 30, 2017 (unaudited)

13. SUBSEQUENT EVENTS

The following Funds paid the following per share distributions after April 30, 2017.

Funds	Ordinary Income	Ex-Date
InfraCap REIT Preferred ETF	$0.02026	5/22/2017
Virtus Cumberland Municipal Bond ETF	$0.15029	6/20/2017
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	$0.09624	6/20/2017
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	$0.09402	5/22/2017

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has determined that, except as set forth above, there are no material events that would require disclosure.

Schedule of Investments — InfraCap MLP ETF

April 30, 2017 (unaudited)

Security Description	Shares	Value
Common Stocks — 129.8%(1)
Energy — 129.8%
Antero Midstream Partners LP(2)	90,014	$3,062,276
Boardwalk Pipeline Partners LP	43,437	787,947
Buckeye Partners LP(2)	535,023	37,012,891
Cheniere Energy Partners LP(2)	27,127	861,282
Crestwood Equity Partners LP(2)	306,969	7,781,664
DCP Midstream LP(2)	145,679	5,519,777
Enbridge Energy Partners LP(2)	1,333,661	25,793,004
Enbridge, Inc. (Canada)	21,759	901,911
Energy Transfer Equity LP(2)	1,806,917	33,717,071
Energy Transfer Partners LP*(2)	3,203,390	76,689,145
EnLink Midstream LLC	227,442	4,196,305
EnLink Midstream Partners LP	1,082,826	19,220,162
Enterprise Products Partners LP(2)	810,507	22,143,051
EQT Midstream Partners LP	206,281	16,098,169
Genesis Energy LP(2)	330,248	10,349,972
Kinder Morgan, Inc.(2)	318,198	6,564,425
Magellan Midstream Partners LP(2)	161,957	12,033,405
Marathon Petroleum Corp.(2)	168,567	8,586,803
MPLX LP(2)	676,936	23,848,455
NGL Energy Partners LP	385,426	6,166,816
NuStar Energy LP	119,687	5,765,323
ONEOK Partners LP	513,618	26,430,782
ONEOK, Inc.(2)	142,852	7,515,444
Phillips 66 Partners LP	177,547	9,353,176
Plains All American Pipeline LP(2)	608,846	17,808,746
Shell Midstream Partners LP(2)	11,268	360,914
Spectra Energy Partners LP	13,941	629,436
Tallgrass Energy Partners LP(2)	71,277	3,656,510
Targa Resources Corp.	26,399	1,455,377
TC PipeLines LP	77,186	4,672,069
Tesoro Logistics LP(2)	339,983	18,651,467
Western Gas Equity Partners LP	87,272	3,996,185
Western Gas Partners LP	153,986	9,040,518
Williams Cos., Inc. (The)(2)	147,067	4,504,662
Williams Partners LP(2)	1,043,080	42,693,265
TOTAL INVESTMENTS — 129.8%
(Cost $462,242,938)		477,868,405
Securities Sold Short — (3.7)%
Exchange Traded Funds — (3.7)%
Commodity Funds — (3.7)%
United States Natural Gas Fund LP*	(1,092,800)	(8,272,496)
United States Oil Fund LP*	(537,596)	(5,504,983)
Total Commodity Funds
Total Securities Sold Short — (3.7)%
(Proceeds $(13,695,873))		(13,777,479)
Liabilities in Excess of Other Assets — (26.1)%		(96,013,679)
Net Assets — 100.0%		$368,077,247

Security Description	Number of contracts	Value
Written Options — (0.9)%
Calls
Buckeye Partners LP,
Expires 05/19/17,
Strike Price $70.00	(1,156)	$(92,480)
Buckeye Partners LP,
Expires 06/16/17,
Strike Price $70.00	(500)	(45,000)
Buckeye Partners LP,
Expires 08/18/17,
Strike Price $70.00	(250)	(45,750)
Buckeye Partners LP,
Expires 08/18/17,
Strike Price $75.00	(300)	(11,100)
Buckeye Partners LP,
Expires 11/17/17,
Strike Price $75.00	(150)	(11,250)
Cheniere Energy Partners LP,
Expires 05/19/17,
Strike Price $33.00	(200)	(5,600)
Crestwood Equity Partners LP,
Expires 07/21/17,
Strike Price $30.00	(200)	(5,000)
DCP Midstream LP,
Expires 05/19/17,
Strike Price $40.00	(500)	(12,500)
DCP Midstream LP,
Expires 07/21/17,
Strike Price $40.00	(350)	(25,375)
Enbridge Energy Partners LP,
Expires 07/21/17,
Strike Price $20.00	(2,000)	(100,000)
Enbridge Energy Partners LP,
Expires 07/21/17,
Strike Price $22.50	(650)	(2,600)
Energy Transfer Equity LP,
Expires 05/05/17,
Strike Price $19.00	(1,100)	(22,000)
Energy Transfer Equity LP,
Expires 05/05/17,
Strike Price $19.50	(300)	(3,900)
Energy Transfer Equity LP,
Expires 05/05/17,
Strike Price $20.00	(700)	(11,900)
Energy Transfer Equity LP,
Expires 05/12/17,
Strike Price $20.00	(1,418)	(19,852)
Energy Transfer Equity LP,
Expires 05/12/17,
Strike Price $20.50	(410)	(4,100)
Energy Transfer Equity LP,
Expires 05/19/17,
Strike Price $19.00	(900)	(36,000)
Energy Transfer Equity LP,
Expires 05/19/17,
Strike Price $20.00	(1,243)	(24,860)
Energy Transfer Equity LP,
Expires 05/26/17,
Strike Price $20.00	(851)	(20,424)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — InfraCap MLP ETF (continued)

April 30, 2017 (unaudited)

Security Description	Number of contracts	Value
Written Options (continued)
Calls (continued)
Energy Transfer Equity LP,
Expires 06/02/17,
Strike Price $20.00	(401)	$(11,028)
Energy Transfer Equity LP,
Expires 06/09/17,
Strike Price $20.00	(202)	(6,262)
Energy Transfer Equity LP,
Expires 06/16/17,
Strike Price $20.00	(2,378)	(90,364)
Energy Transfer Equity LP,
Expires 06/16/17,
Strike Price $21.00	(1,228)	(36,840)
Energy Transfer Equity LP,
Expires 06/16/17,
Strike Price $38.00	(150)	(3,750)
Energy Transfer Equity LP,
Expires 06/16/17,
Strike Price $39.00	(250)	(3,750)
Energy Transfer Equity LP,
Expires 06/16/17,
Strike Price $40.00	(750)	(7,500)
Energy Transfer Equity LP,
Expires 07/21/17,
Strike Price $20.00	(905)	(53,847)
Energy Transfer Equity LP,
Expires 09/15/17,
Strike Price $38.00	(250)	(20,750)
Energy Transfer Partners LP,
Expires 05/19/17,
Strike Price $24.00	(550)	(18,150)
Energy Transfer Partners LP,
Expires 05/19/17,
Strike Price $25.00	(650)	(7,800)
Energy Transfer Partners LP,
Expires 05/19/17,
Strike Price $26.00	(150)	(750)
Energy Transfer Partners LP,
Expires 05/19/17,
Strike Price $27.00	(150)	(750)
Energy Transfer Partners LP,
Expires 06/16/17,
Strike Price $25.00	(650)	(15,600)
Energy Transfer Partners LP,
Expires 08/18/17,
Strike Price $25.00	(558)	(27,900)
Enterprise Products Partners LP,
Expires 05/05/17,
Strike Price $28.00	(450)	(3,150)
Enterprise Products Partners LP,
Expires 05/05/17,
Strike Price $28.50	(750)	(11,250)
Enterprise Products Partners LP,
Expires 05/12/17,
Strike Price $28.00	(250)	(2,500)
Enterprise Products Partners LP,
Expires 05/19/17,
Strike Price $28.00	(2,100)	(31,500)

Security Description	Number of contracts	Value
Written Options (continued)
Calls (continued)
Enterprise Products Partners LP,
Expires 05/26/17,
Strike Price $28.50	(700)	$(7,000)
Enterprise Products Partners LP,
Expires 06/02/17,
Strike Price $28.00	(1,000)	(27,000)
Enterprise Products Partners LP,
Expires 06/16/17,
Strike Price $29.00	(1,250)	(18,750)
Enterprise Products Partners LP,
Expires 09/15/17,
Strike Price $29.00	(50)	(2,125)
Genesis Energy LP,
Expires 05/19/17,
Strike Price $35.00	(50)	(750)
Genesis Energy LP,
Expires 06/16/17,
Strike Price $35.00	(100)	(1,500)
Genesis Energy LP,
Expires 06/16/17,
Strike Price $37.50	(500)	(4,000)
Genesis Energy LP,
Expires 06/16/17,
Strike Price $40.00	(350)	(1,750)
Kinder Morgan, Inc.,
Expires 05/05/17,
Strike Price $22.00	(400)	(800)
Kinder Morgan, Inc.,
Expires 05/12/17,
Strike Price $22.00	(1,050)	(5,250)
Kinder Morgan, Inc.,
Expires 05/19/17,
Strike Price $22.00	(1,000)	(4,000)
Kinder Morgan, Inc.,
Expires 06/02/17,
Strike Price $21.50	(371)	(7,420)
Kinder Morgan, Inc.,
Expires 06/16/17,
Strike Price $22.00	(500)	(8,000)
Kinder Morgan, Inc.,
Expires 07/21/17,
Strike Price $22.00	(750)	(27,750)
Magellan Midstream Partners LP,
Expires 05/19/17,
Strike Price $80.00	(450)	(2,250)
Magellan Midstream Partners LP,
Expires 01/19/18,
Strike Price $90.00	(50)	(1,625)
Marathon Petroleum Corp.,
Expires 05/05/17,
Strike Price $50.50	(1,200)	(124,800)
Marathon Petroleum Corp.,
Expires 05/12/17,
Strike Price $51.00	(450)	(43,650)
MPLX LP,
Expires 06/16/17,
Strike Price $37.00	(250)	(8,125)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — InfraCap MLP ETF (continued)

April 30, 2017 (unaudited)

Security Description	Number of contracts	Value
Written Options (continued)
Calls (continued)
MPLX LP,
Expires 09/15/17,
Strike Price $38.00	(100)	$(6,750)
ONEOK, Inc.,
Expires 05/05/17,
Strike Price $53.50	(200)	(9,000)
Plains All American Pipeline LP,
Expires 05/19/17,
Strike Price $31.00	(250)	(3,750)
Plains All American Pipeline LP,
Expires 05/19/17,
Strike Price $32.00	(50)	(300)
Plains All American Pipeline LP,
Expires 08/18/17,
Strike Price $31.00	(300)	(25,800)
Plains All American Pipeline LP,
Expires 08/18/17,
Strike Price $32.00	(750)	(45,000)
Plains All American Pipeline LP,
Expires 08/18/17,
Strike Price $33.00	(550)	(16,500)
Tesoro Logistics LP,
Expires 06/16/17,
Strike Price $60.00	(100)	(1,750)
United States Natural Gas Fund LP,
Expires 05/05/17,
Strike Price $8.00	(2,250)	(6,750)
United States Natural Gas Fund LP,
Expires 05/12/17,
Strike Price $8.00	(2,000)	(10,000)
United States Natural Gas Fund LP,
Expires 05/19/17,
Strike Price $8.00	(2,150)	(19,350)
United States Natural Gas Fund LP,
Expires 05/26/17,
Strike Price $8.00	(2,050)	(24,600)
United States Natural Gas Fund LP,
Expires 06/02/17,
Strike Price $8.00	(3,100)	(43,400)
United States Natural Gas Fund LP,
Expires 06/09/17,
Strike Price $8.00	(3,150)	(51,975)
United States Natural Gas Fund LP,
Expires 06/16/17,
Strike Price $8.00	(3,371)	(64,049)
United States Natural Gas Fund LP,
Expires 07/21/17,
Strike Price $8.00	(4,400)	(145,200)
United States Natural Gas Fund LP,
Expires 07/21/17,
Strike Price $9.00	(1,650)	(16,500)
United States Natural Gas Fund LP,
Expires 07/21/17,
Strike Price $10.00	(1,050)	(3,150)
United States Natural Gas Fund LP,
Expires 07/21/17,
Strike Price $11.00	(100)	(300)

Security Description	Number of contracts	Value
Written Options (continued)
Calls (continued)
United States Natural Gas Fund LP,
Expires 10/20/17,
Strike Price $8.00	(2,150)	$(124,700)
United States Oil Fund LP,
Expires 05/05/17,
Strike Price $11.00	(1,100)	(2,200)
United States Oil Fund LP,
Expires 05/19/17,
Strike Price $11.00	(1,400)	(5,600)
United States Oil Fund LP,
Expires 05/19/17,
Strike Price $11.50	(2,150)	(4,300)
United States Oil Fund LP,
Expires 05/19/17,
Strike Price $12.00	(50)	(150)
United States Oil Fund LP,
Expires 05/26/17,
Strike Price $11.00	(2,000)	(16,000)
United States Oil Fund LP,
Expires 05/26/17,
Strike Price $11.50	(2,000)	(8,000)
United States Oil Fund LP,
Expires 06/16/17,
Strike Price $11.00	(1,705)	(25,575)
United States Oil Fund LP,
Expires 06/16/17,
Strike Price $12.50	(1,100)	(2,200)
United States Oil Fund LP,
Expires 07/21/17,
Strike Price $11.00	(4,000)	(104,000)
Williams Cos., Inc. (The),
Expires 05/19/17,
Strike Price $30.00	(400)	(40,000)
Williams Cos., Inc. (The),
Expires 06/16/17,
Strike Price $30.00	(1,450)	(200,825)
Williams Partners LP,
Expires 05/19/17,
Strike Price $42.50	(450)	(10,800)
Williams Partners LP,
Expires 06/16/17,
Strike Price $42.50	(1,000)	(50,000)
Written Put Option
Antero Midstream Partners LP,
Expires 06/16/17,
Strike Price $25.00	(250)	(6,875)
Enterprise Products Partners LP,
Expires 05/05/17,
Strike Price $27.00	(1,350)	(20,250)
Enterprise Products Partners LP,
Expires 05/12/17,
Strike Price $27.00	(500)	(12,500)
Enterprise Products Partners LP,
Expires 05/19/17,
Strike Price $27.00	(750)	(24,750)
Genesis Energy LP,
Expires 05/19/17,
Strike Price $30.00	(100)	(2,250)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — InfraCap MLP ETF (continued)

April 30, 2017 (unaudited)

Security Description	Number of contracts	Value
Written Options (continued)
Written Put Options (continued)
Magellan Midstream Partners LP,
Expires 05/19/17,
Strike Price $72.50	(200)	$(9,000)
Magellan Midstream Partners LP,
Expires 05/19/17,
Strike Price $75.00	(450)	(56,250)
Magellan Midstream Partners LP,
Expires 07/21/17,
Strike Price $75.00	(50)	(11,500)
Marathon Petroleum Corp.,
Expires 05/05/17,
Strike Price $50.00	(998)	(24,950)
Marathon Petroleum Corp.,
Expires 05/12/17,
Strike Price $50.00	(1,350)	(59,400)
ONEOK, Inc.,
Expires 05/05/17,
Strike Price $53.50	(200)	(29,000)
ONEOK, Inc.,
Expires 05/05/17,
Strike Price $54.00	(500)	(90,000)
Shell Midstream Partners LP,
Expires 05/19/17,
Strike Price $30.00	(700)	(14,000)
Tallgrass Energy Partners LP,
Expires 05/19/17,
Strike Price $52.50	(350)	(60,375)
Tallgrass Energy Partners LP,
Expires 06/16/17,
Strike Price $50.00	(300)	(27,750)
United States Natural Gas Fund LP,
Expires 05/05/17,
Strike Price $7.00	(1,050)	(1,050)
United States Natural Gas Fund LP,
Expires 05/12/17,
Strike Price $7.00	(1,550)	(4,650)
United States Natural Gas Fund LP,
Expires 05/19/17,
Strike Price $7.00	(2,100)	(10,500)
United States Natural Gas Fund LP,
Expires 05/26/17,
Strike Price $7.00	(2,800)	(22,400)
United States Natural Gas Fund LP,
Expires 06/02/17,
Strike Price $7.00	(1,100)	(9,900)

Security Description	Number of contracts	Value
Written Options (continued)
Written Put Options (continued)
United States Oil Fund LP,
Expires 05/05/17,
Strike Price $10.00	(500)	$(2,500)
United States Oil Fund LP,
Expires 05/05/17,
Strike Price $10.50	(2,000)	(60,000)
United States Oil Fund LP,
Expires 05/12/17,
Strike Price $10.00	(2,050)	(20,500)
United States Oil Fund LP,
Expires 05/12/17,
Strike Price $10.50	(1,100)	(38,500)
United States Oil Fund LP,
Expires 05/19/17,
Strike Price $10.50	(687)	(26,793)
United States Oil Fund LP,
Expires 05/19/17,
Strike Price $11.00	(1,070)	(85,600)
United States Oil Fund LP,
Expires 05/26/17,
Strike Price $10.50	(2,500)	(120,000)
United States Oil Fund LP,
Expires 06/16/17,
Strike Price $10.00	(2,000)	(62,000)
United States Oil Fund LP,
Expires 06/16/17,
Strike Price $11.00	(500)	(44,500)
Williams Cos., Inc. (The),
Expires 05/05/17,
Strike Price $30.00	(600)	(15,600)
Williams Cos., Inc. (The),
Expires 05/12/17,
Strike Price $30.00	(350)	(12,950)
TOTAL WRITTEN OPTIONS — (0.9)%
(Premiums Received $3,504,258)		(3,224,444)

*	Non-income producing security.
(1)	Substantially all the securities, or a portion thereof, have been pledged as collateral for line of credit borrowings, short sales and open written option contracts. The aggregate market value of the collateral at April 30, 2017 was $367,073,481.
(2)	Subject to written call options.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — InfraCap MLP ETF (continued)

April 30, 2017 (unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Common Stocks	$477,868,405	$—	$—	$477,868,405
Liabilities Valuation Inputs
Exchange Traded Funds	(13,777,479)	—	—	(13,777,479)
Written Options	(2,515,343)	(709,101)	—	(3,224,444)
Total Investments	$461,575,583	$(709,101)	$—	$460,866,482

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the period. There were no significant transfers between levels during the period ended April 30, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of April 30, 2017.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2017 (unaudited)

InfraCap MLP ETF
Assets:
Investments, at cost	$462,242,938
Investments, at value	477,868,405
Cash	10,076,144
Receivables:
Investment securities sold	15,364,607
Capital shares receivable	1,061,336
Dividends and interest receivable	136,432
Income Taxes	74,269
Prepaid expenses	763,690
Total Assets	505,344,883
Liabilities:
Borrowings	102,811,369
Due to broker	1,458,008
Payables:
Investment securities purchased	7,839,703
Sub-advisory fees	277,078
Deferred income tax liability	7,123,126
Written options, at value (a)	3,224,444
Securities sold short, at value (b)	13,777,479
Other accrued expenses	756,429
Total Liabilities	137,267,636
Net Assets	$368,077,247
Net Assets Consist of:
Paid-in capital	$359,134,614
Undistributed (Accumulated) net investment income (loss), net of income taxes	(5,767,547)
Undistributed (Accumulated) net realized gain (loss) on investments, written options, securities sold short, net of income taxes	4,395,073
Net unrealized appreciation (depreciation) on investments, written options, securities sold short, net of income taxes	10,315,107
Net Assets	$368,077,247
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	34,950,004
Net asset value per share	$10.53
(a) Premiums received	$3,504,258
(b) Proceeds received from securities sold short	$13,695,873

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Period Ended April 30, 2017 (unaudited)

InfraCap MLP ETF
Investment Income:
Distributions from master limited partnerships	$9,304,714
Less: Return of capital distributions	(9,304,714)
Dividend income	349,339
Total Investment Income (Loss)	349,339
Expenses:
Sub-advisory fees	1,059,858
Interest Expense	848,649
Total Expenses	1,908,507
Net Investment Income (Loss) Before Income Taxes	(1,559,168)
Income tax benefit (expense)	617,485
Net Investment Income (Loss)	(941,683)
Net Realized Gain (Loss) on:
Investments	(185,853)
In-kind redemptions	1,147,794
Written options	6,552,050
Securities sold short	(594,296)
Income tax benefit (expense)	(2,384,622)
Total Net Realized Gain (Loss)	4,535,073
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	14,158,950
Written options	108,609
Securities sold short	142,222
Income tax benefit (expense)	(5,209,701)
Total Change in Net Unrealized Appreciation (Depreciation)	9,200,080
Net Realized and Change in Unrealized Gain (Loss)	13,735,153
Net Increase (Decrease) in Net Assets Resulting from Operations	$12,793,470

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	InfraCap MLP ETF
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss), net of income taxes	$(941,683)	$(384,662)
Net realized gain (loss) on investments, written options and securities sold short, net of income taxes	4,535,073	(654,421)
Net change in unrealized appreciation (depreciation) on investments, written options and securities sold short, net of income taxes	9,200,080	8,623,082
Net increase (decrease) in net assets resulting from operations	12,793,470	7,583,999
Distributions to Shareholders from:
Net investment income	(4,174,949)	—
Return of capital	(20,629,055)	(11,752,009)
Total distributions	(24,804,004)	(11,752,009)
Shareholder Transactions:
Proceeds from shares sold	265,300,043	103,784,795
Cost of shares redeemed	(4,818,432)	—
Net increase in net assets resulting from shareholder transactions	260,481,611	103,784,795
Increase in net assets	248,471,077	99,616,785
Net Assets:
Beginning of period	119,606,170	19,989,385
End of period	$368,077,247	$119,606,170
Undistributed (Accumulated) net investment income (loss)	$(5,767,547)	$(650,915)
Changes in Shares Outstanding:
Shares outstanding, beginning of period	11,250,004	1,400,004
Shares sold	24,150,000	9,850,000
Shares redeemed	(450,000)	—
Shares outstanding, end of period	34,950,004	11,250,004

The accompanying notes are an integral part of these financial statements.

Statement of Cash Flow

For the Period Ended April 30, 2017 (unaudited)

InfraCap MLP ETF
Cash Flows From Operating Activities:
Net increase in net assets from operations	$12,793,470
Adjustments to reconcile net increase in net assets from operations to net cash provided in operating activities:
Purchases of investment securities	(107,031,516)
Proceeds from sales of investment securities	98,597,473
Net proceeds from purchased and written options	11,684,584
Proceeds from securities sold short	35,022,807
Payments paid to cover securities sold short	(37,350,632)
Net realized loss on securities sold short	594,296
Net realized loss on investments	185,853
Net realized gain on written options	(6,552,050)
Net realized gain on in-kind redemptions	(1,147,794)
Net change in unrealized depreciation on investments	(14,158,950)
Net change in unrealized depreciation on securities sold short	(142,222)
Net change in unrealized depreciation on written options	(108,609)
Increase in capital shares receivable	2,156,672
Increase in dividends and interest receivable	(119,503)
Increase in income tax receivable	—
Increase in prepaid expenses	(470,584)
Decrease in return of capital from master limited partnerships receivable	784,723
Increase in due from broker	28,852,899
Increase in due to broker	1,458,008
Increase in deferred tax payable	6,977,262
Increase in other accrued expenses	464,736
Increase in sub-advisory fees payable	182,490
Net cash provided by operating activities	32,673,413
Cash Flows from Financing Activities:
Proceeds from borrowings	60,765,274
Payments for fund shares sold in excess of in-kind creations	(61,004,179)
Distributions paid	(24,804,004)
Net cash used in financing activities	(25,042,909)
Net increase in cash	7,630,504
Cash, beginning of period	2,445,640
Cash, end of period	$10,076,144
Supplementary information:
Interest paid	$848,649
Non-cash financing activities:
In-kind creations — issued	$324,512,083
In-kind creations — redeemed	$3,026,293

The accompanying notes are an integral part of these financial statements.

Financial Highlights

	InfraCap MLP ETF
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Period October 1, 2014[1] Through October 31, 2014
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$10.63	$14.28	$24.21	$25.00
Investment operations:
Net investment loss[2]	(0.05)	(0.08)	(0.06)	(0.01)
Net realized and unrealized gain (loss)	0.99	(1.49)[3]	(7.84)	(0.78)[3]
Total from investment operations	0.94	(1.57)	(7.90)	(0.79)
Less Distributions from:
Net investment income	(0.11)	—	(0.30)	—
Return of capital	(0.93)	(2.08)	(1.73)	—
Total distributions	(1.04)	(2.08)	(2.03)	—
Net Asset Value, End of period	$10.53	$10.63	$14.28	$24.21
Net Asset Value Total Return[4]	8.85%	(8.60)%	(34.34)%	(3.17)%
Net assets, end of period (000’s omitted)	$368,077	$119,606	$19,989	$6,052
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, including deferred income tax expense/benefit[5]	1.16%[8,9]	1.36%[6]	1.11%[7]	2.70%[8]
Expenses, excluding deferred income tax expense/benefit[5]	1.71%[8,9]	1.58%[6]	1.16%[7]	0.95%[8]
Net investment loss[10]	(0.84)%[8]	(0.70)%	(0.36)%	(0.35)%[8]
Portfolio turnover rate[11]	47%[12]	90%	60%	0%[12,13]

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	The per share amount of realized and unrealized loss on investments does not accord with the amounts reported in the Statements of Operations due to the timing of creation of fund shares in relation to fluctuating market values.
(4)	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Deferred tax expense/benefit estimate for the ratios of expenses to average net assets is derived from net investment loss and net realized and unrealized loss on investments.
(6)	The ratios of expenses to average net assets include interest expense fees of 0.63%.
(7)	The ratios of expenses to average net assets include interest expense fees of 0.21%.
(8)	Annualized.
(9)	The ratios of expenses to average net assets include interest expense fees of 0.76%.
(10)	The ratio of net investment loss to average net assets is net of a deferred tax benefit estimate derived from net investment loss only.
(11)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(12)	Not annualized.
(13)	Amount rounds to less than 1%.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

April 30, 2017 (unaudited)

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of the InfraCap MLP ETF, a separate investment portfolio of the Trust, are presented and referred to herein as “Fund Shares” or “Shares”. The offering of Shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Fund	Commencement of Operations
InfraCap MLP ETF	October 1, 2014

InfraCap MLP ETF is a “non-diversified” Fund, as defined under the 1940 Act. The Fund’s investment objective is to seek total return primarily through investments in equity securities of publicly traded master limited partnerships and limited liability companies taxed as partnerships (“MLPs”).

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Security Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”) or NASDAQ, at the NYSE or NASDAQ Official Closing Price. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”).

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Purchased and written options contracts listed on exchanges are valued at their reported mean of bid and ask quotations; over-the-counter derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees of the Trust.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Notes to Financial Statements (continued)

April 30, 2017 (unaudited)

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at April 30, 2017, is disclosed at the end of the Fund’s Schedule of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Expenses are recognized on the accrual basis.

The Fund pays all of its expenses not assumed by Infrastructure Capital Advisors, LLC (the “Sub-Adviser”) or Virtus ETF Advisers LLC (the “Adviser”). General Trust expenses that are allocated among and charged to the assets of the Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

Short Sales

The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities which is under “Interest Expense” on the Statements of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

Distributions to Shareholders

Distributions to shareholders are declared and paid on a quarterly basis and are recorded on the ex-dividend date. The Fund uses a cash flow-based distribution approach based on the Fund’s net cash flow received from portfolio investments.

The estimated character of the distributions paid will either be a dividend (ordinary income eligible to be treated as qualified dividend income) or a return of capital. Distributions made from current or accumulated earnings and profits of the Fund will be taxable to shareholders as dividend income. Distributions that are in an amount greater than the Fund’s current and accumulated earnings and profits will represent a return of capital to the extent of a shareholder’s basis in their common shares, and such distributions will correspondingly increase the realized gain upon the sale of their common shares. Additionally, distributions not paid from current or accumulated earnings and profits that exceed a shareholder’s tax basis in their common shares will generally be taxed as a capital gain. This estimate is based on the Fund’s operating results during the period.

Notes to Financial Statements (continued)

April 30, 2017 (unaudited)

3. INVESTMENT MANAGEMENT RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, a wholly owned subsidiary of ETFis Holdings LLC, on behalf of the Fund. ETFis Holdings LLC is majority-owned by Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio. For its services to the Fund, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.075% of the Fund’s average daily net assets, subject to a minimum annual fee of $25,000, paid by the Sub-Adviser as described below.

Sub-Advisory Agreement

The Sub-Adviser provides investment advice and management services to the Fund. Pursuant to an investment sub-advisory agreement among the Trust, the Sub-Adviser and the Adviser, the Sub-Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. The Sub-Adviser has agreed to pay all expenses of the Fund, except the Sub-Adviser’s fee, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, payments under any 12b-1 plan adopted by the Fund, and other non-routine or extraordinary expenses of the Fund.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, ETF Distributors LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is a wholly owned subsidiary of Virtus.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Fund’s operational administrator. The Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other and assistance with Trust, Board and contractual matters related to the Fund. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is a wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

Affiliated Shareholders

At April 30, 2017, the Sub-Adviser held 347,443 shares of InfraCap MLP ETF, which represent 0.99% of shares outstanding. These shares may be sold at any time.

4. CREATION AND REDEMPTION TRANSACTIONS

The Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” Creation Units of the Fund are issued and redeemed generally in exchange for specified securities held by the Fund generally included in the Index and a specified cash payment. Redemptions of Creation Units are affected principally for cash. In each instance of such cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Notes to Financial Statements (continued)

April 30, 2017 (unaudited)

5. FEDERAL INCOME TAX

The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and applicable state and foreign corporate taxes on its taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. The Fund may be subject to a 20 percent federal alternative minimum tax on its federal alternative taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. The Fund expects that substantially all of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Fund.

Cash distributions from MLPs to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered a tax deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in the MLP equity securities will increase the amount of any taxable gain (or decrease the amount of any tax loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate the deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the marginal regular federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

The Fund’s income tax expense/(benefit) consists of the following:

April 30, 2017	Current	Deferred	Total
Federal	$—	$6,600,081	$6,600,081
State	—	376,757	376,757
Valuation Allowance	—	—	—
Total tax expense/(benefit)	$—	$6,976,838	$6,976,838

Components of the Fund’s deferred tax assets and liabilities are as follows:

As of April 30, 2017
Deferred tax assets:
Net operating loss carryforward	$1,317,787
Other	1,729
Less Deferred tax liabilities
Net unrealized gain on Investment securities	(8,442,642)
Net Deferred tax liability	$(7,123,126)

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund in the future are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years. Net operating losses that may be generated by the Fund in the future are eligible to be carried back up to two years and can be carried forward for 20 years to offset income generated by the Fund in those years. $987,997 of the Fund’s current net operating loss carryforward will expire in 2036 with the remaining $2,573,589 expiring in 2037.

Based upon the Fund’s assessment, it has determined that it is “more-likely-than-not” that a portion of its deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, no valuation allowance has been established for a portion of the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant declines in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in the recording of the valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Notes to Financial Statements (continued)

April 30, 2017 (unaudited)

Total income tax benefit (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 35% to net investment and realized and unrealized gain/(losses) on investment before taxes as follows for the Fund:

	Amount	Rate
Income tax expense at statutory rate	$6,919,608	35.00%
State income taxes (net of federal benefit)	395,406	2.00%
Permanent Differences, Net	(59,371)	(0.30)%
Change in estimated state deferred rate	4,236	0.02%
Other	(283,041)	(1.43)%
Valuation Allowance	—	0.00%
Net income tax expense/(benefit)	$6,976,838	35.29%

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period from inception to April 30, 2017, the Fund had no accrued penalties or interest.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. No U.S. federal or state income tax returns are currently under examination. The Fund’s tax years, October 31, 2014, October 31, 2015 and October 31, 2016, remain subject to examination by tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments, excluding written options and securities sold short, for federal income tax purposes were as follows:

Fund	Federal Tax Cost Of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
InfraCap MLP ETF	$454,860,984	$26,911,414	$(3,903,993)	$23,007,421

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscription in-kind and redemption in-kind for the period ended April 30, 2017 were as follows:

Fund	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
InfraCap MLP ETF	$145,543,985	$139,600,585	$324,512,083	$3,026,293

7. DERIVATIVE FINANCIAL INSTRUMENTS

Options

Transactions in options written during the period ended April 30, 2017, which serve as an indicator of the volume of activity, were as follows:

	Contracts	Premiums Received (Paid)
Options outstanding, at beginning of period	46,288	$1,655,503
Options written	465,871	12,026,776
Options closed	(2,879)	(93,016)
Options exercised	(114,862)	(3,284,355)
Options expired	(279,466)	(6,800,650)
Options outstanding, at end of period	114,952	$3,504,258

Notes to Financial Statements (continued)

April 30, 2017 (unaudited)

The Fund may write covered call and put options on portfolio securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current price. Changes in value of written options are reported as change in unrealized gain (loss) on written options in the Statement of Operations. When the written option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as realized gain (loss) on written options in the Statement of Operations.

The Fund may purchase call and put options on the portfolio securities or other financial instruments. The Fund may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Fund may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. Changes in value of purchased options are reported as part of change in unrealized gain (loss) on investments in the Statement of Operations. When the purchased option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as part of realized gain (loss) on investments in the Statement of Operations. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Fund and the prices of options relating to the securities purchased or sold by the Fund and from the possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

Transactions in derivative instruments reflected on the Statement of Assets and Liabilities at April 30, 2017, are:

Equity Risk
Liabilities
Written options, at value	$3,224,444

Transactions in derivative instruments reflected on the Statement of Operations during the period were as follows:

Net Realized Gain (Loss) on:	Equity Risk
Investments*	$(428,945)
Written options	6,552,050

*	Purchased option contracts are included in Net Realized Gain (Loss) on Investments on the Statement of Operations.
Change in Net Unrealized Appreciation (Depreciation) on:	Equity Risk
Investments**	$318,346
Written options	108,609

**	Purchased option contracts are included in Change in Net Unrealized Appreciation (Depreciation) on Investments in the Statement of Operations.

For the period ended April 30, 2017, the monthly average notional value of the purchased options and written options contracts held by the Fund were $125,037 and $(2,502,774), respectively.

8. BORROWINGS

The Fund entered into a Lending Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank. Borrowings under the Agreement are collateralized by investments of the Fund. If the Fund defaults with respect to any of its obligations under the Agreement, the Bank may foreclose on assets of the Fund and/or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Interest is charged at the 3 Month LIBOR (London Interbank Offered Rate) plus an additional percentage rate on the amount borrowed. The Agreement has an on-demand commitment term. For the period ended April 30, 2017, the average daily borrowings under the Agreement and the daily average interest rate were $68,765,083 and 2.24%, respectively.

Notes to Financial Statements (continued)

April 30, 2017 (unaudited)

At April 30, 2017, the amount of such outstanding borrowings was as follows:

Outstanding Borrowings	Interest Rate
$102,811,369	2.37%

9. INVESTMENT RISKS

As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus and statement of additional information contain this and other important information.

MLP Risk

Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

10. 10% SHAREHOLDERS

As of April 30, 2017, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

Fund	% of Shares Outstanding	Number of Accounts
InfraCap MLP ETF	50%	3

11. NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

12. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no material events that would require disclosure.

Approval of Advisory Agreements & Board Considerations (unaudited)

November 10, 2015 and February 10, 2016 Approvals with Respect to Virtus Cumberland Municipal Bond ETF

On November 10, 2015, at an in-person meeting at which all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”) were present, the Board of Trustees (the “Board”) of ETFis Series Trust I (the “Trust”), including the Independent Trustees voting separately, reviewed and unanimously approved an investment advisory agreement between Virtus ETF Advisers LLC (the “Adviser”) and the Trust (the “Advisory Agreement”), and an investment sub-advisory agreement among Cumberland Advisors, Inc. (“Cumberland”), the Adviser and the Trust (the “Cumberland Sub-Advisory Agreement”), each with respect to the Virtus Cumberland Municipal Bond ETF (formerly known as Cumberland Municipal Bond ETF) (the “Cumberland Fund”). On February 10, 2016, at an in-person meeting at which all of the Independent Trustees were present, the Board, including the Independent Trustees voting separately, reviewed and unanimously reapproved the Cumberland Sub-Advisory Agreement based on the same considerations from the November 10, 2015 meeting, with changes to reflect the intention of the parties that Cumberland reimburse 50% of the fees waived or expenses reimbursed by the Adviser under any applicable expense limitation agreement for the Cumberland Fund.

At the November 10, 2015 meeting, the Board received and reviewed a substantial amount of information provided by the Adviser and Cumberland in response to requests of the Board and counsel, including, without limitation, a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from Cumberland that included a description of Cumberland’s business, a copy of Cumberland’s Form ADV and certain other information about Cumberland to be considered in connection with the Trustees’ review process (the “Cumberland Memorandum”).

In deciding on whether to approve the Advisory Agreement on behalf of the Cumberland Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Adviser. The Board considered the responsibilities the Adviser would have under the Advisory Agreement and the services that would be provided by the Adviser to the Cumberland Fund including, without limitation, the management and oversight services that the Adviser and its employees would provide to the Cumberland Fund, the services already provided by the Adviser related to organizing the Cumberland Fund, the Adviser’s coordination of services for the Cumberland Fund by the Trust’s service providers, its compliance procedures and practices, particularly with respect to the Trust’s exemptive order permitting the operation of the Cumberland Fund as an exchange-traded fund, and its efforts to promote the Cumberland Fund. The Board also considered the quality of the services that the Adviser provides to other series in the Virtus fund complex, including other series of the Trust. The Board noted that many of the Trust’s executive officers are employees of the Adviser and serve the Trust without additional compensation from the Cumberland Fund. After reviewing the foregoing information and further information in the Adviser Memorandum, and discussing the Adviser’s proposed services to the Cumberland Fund, the Board concluded that the quality, extent, and nature of the services proposed to be provided by the Adviser would be satisfactory and adequate for the Cumberland Fund.

The investment management capabilities and experience of the Adviser. The Board evaluated the management experience of the Adviser, including within the Virtus fund complex, in light of the services it will be providing. In particular, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing exchange-traded funds and coordinating their operation and administration. After consideration of these factors, the Board determined that the Adviser would be an appropriate manager for the Cumberland Fund.

The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Cumberland Fund. The Board examined and evaluated the arrangements between the Adviser and the Cumberland Fund under the proposed Advisory Agreement, including the fact that the Cumberland Fund would utilize an expense limitation agreement to cap the Cumberland Fund’s total expenses (subject to customary exclusions). The Board also considered potential benefits for the Adviser in managing the Cumberland Fund, including promotion of the Adviser’s name and the interests of the Adviser in providing management and oversight services to the Cumberland Fund. The Board compared the fees and expenses of the Cumberland Fund (including the management fee) to other funds considered by Cumberland to have a similar investment objective and strategies to the Cumberland Fund. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Cumberland Fund would be appropriate and within the range of what would have been negotiated at arm’s length.

The extent to which economies of scale would be realized as the Cumberland Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Cumberland Fund’s investors. The Board concluded that, in light of the relatively low management fee charged by the Adviser, the fact that the Cumberland Fund was newly organized and that its assets were expected be low for the foreseeable future, it would be premature to consider economies of scale.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from counsel to the Independent Trustees discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Advisory Agreement on behalf of the Cumberland Fund.

In deciding on whether to approve the Cumberland Sub-Advisory Agreement on behalf of the Cumberland Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Cumberland. The Board considered the responsibilities Cumberland would have under the Cumberland Sub-Advisory Agreement and the services that would be provided by Cumberland including, without limitation, its investment advisory services, its compliance procedures and practices, and its efforts to promote the Cumberland Fund. After reviewing the foregoing information and further information in the materials, including the Cumberland Memorandum (which included descriptions of Cumberland business and Cumberland’s Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by Cumberland would be satisfactory and adequate for the Cumberland Fund.

The investment management capabilities and experience of Cumberland. The Board evaluated the investment management experience of Cumberland. In particular, the Board considered Cumberland’s experience, including the experience of its portfolio managers, in implementing strategies similar to the one proposed for the Cumberland Fund. The Board discussed with Cumberland the investment objective and strategies for the Cumberland Fund and Cumberland’s plans for implementing the strategies. The Board also considered the ability of Cumberland to manage the Cumberland Fund. After consideration of these factors, the Board determined that Cumberland would be an appropriate manager for the Cumberland Fund.

The costs of the services to be provided and profits to be realized by Cumberland from its relationship with the Cumberland Fund. The Board examined and evaluated the proposed arrangements between Cumberland and the Cumberland Fund under the proposed Cumberland Sub-Advisory Agreement. The Board considered Cumberland’s staffing, personnel, and methods of operating; Cumberland’s compliance policies and procedures; the financial condition of Cumberland and the level of commitment to the Cumberland Fund by Cumberland; the projected asset levels of the Cumberland Fund; Cumberland’s payment of startup costs for the Cumberland Fund; and the overall projected expenses of the Cumberland Fund. In addition, at the February 10, 2016 meeting, the Board further considered Cumberland’s agreement to share in the fee waivers and expense reimbursements under any applicable expense limitation agreement with the Adviser for the Cumberland Fund.

The Board also considered potential benefits to Cumberland in managing the Cumberland Fund, including promotion of Cumberland’s name. The Board compared the fees and expenses of the Cumberland Fund (including the management fee) to other funds considered by Cumberland to have a similar investment objective and strategies to the Cumberland Fund. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Cumberland by the Cumberland Fund would be appropriate and representative of an arm’s length negotiation.

The extent to which economies of scale would be realized as the Cumberland Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Cumberland Fund’s investors. The Board considered that the Cumberland Fund is new, and its fee arrangements with Cumberland involve a capped fee arrangement. The Board considered that the Cumberland Fund would likely experience benefits from the capped fee and would continue to do so until the Cumberland Fund’s assets grow to a level where Cumberland begins to receive the full fee. Accordingly, the Board concluded that it was too early to evaluate potential economies of scale in the Cumberland Fund.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Cumberland Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Cumberland Sub-Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Cumberland Sub-Advisory Agreement on behalf of the Cumberland Fund.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

November 18, 2014 and November 9, 2016 Approvals with Respect to InfraCap REIT Preferred ETF

On November 18, 2014, at an in-person meeting at which all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”) were present, the Board of Trustees (the “Board”) of ETFis Series Trust I (the “Trust”), including the Independent Trustees voting separately, reviewed and unanimously approved an investment advisory agreement between Virtus ETF Advisers LLC (the “Adviser”) and the Trust (the “Advisory Agreement”), and an investment sub-advisory agreement among Infrastructure Capital Advisors, LLC (“InfraCap”), the Adviser and the Trust (the “InfraCap Sub-Advisory Agreement”), each with respect to the InfraCap REIT Preferred ETF (the “REIT Fund”). On November 9, 2016, at an in-person meeting at which all of the Independent Trustees were present, the Adviser provided extensive updated information in order for the Board, including the Independent Trustees, to consider renewing the approvals based on the considerations from the November 18, 2014 meeting, as supplemented by the updated materials provided at the November 9, 2016 meeting.

At the November 18, 2014 meeting, the Board received and reviewed a substantial amount of information provided by the Adviser and InfraCap in response to requests of the Board and counsel, including, without limitation, a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from InfraCap that included a description of InfraCap’s business, a copy of InfraCap’s Form ADV and certain other information about InfraCap to be considered in connection with the Trustees’ review process (the “InfraCap Memorandum”). In addition, at the November 9, 2016 meeting, the Board received and reviewed extensive updated information, including new fee and expense information for funds with similar investment objectives and strategies as the REIT Fund, a new Adviser Memorandum and InfraCap Memorandum, a new memorandum from counsel to the Independent Trustees discussing the legal standards applicable to its consideration of advisory agreements, and updated Forms ADV and compliance manuals for both the Adviser and InfraCap.

In deciding on whether to approve the Advisory Agreement on behalf of the REIT Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Adviser. The Board considered the responsibilities the Adviser would have under the Advisory Agreement and the services that would be provided by the Adviser to the REIT Fund including, without limitation, the management, oversight and administrative services that the Adviser and its employees would provide to the REIT Fund, the services already provided by the Adviser related to organizing the REIT Fund, the Adviser’s coordination of services for the REIT Fund by the Trust’s service providers, its compliance procedures and practices, and its efforts to promote the REIT Fund. The Board noted that many of the Trust’s executive officers are employees of the Adviser and serve the Trust without additional compensation from the REIT Fund. After reviewing the foregoing information and further information in the Adviser Memorandum (including descriptions of the Adviser’s investment advisory services and its related non-advisory business), and discussing the Adviser’s proposed services to the REIT Fund with the Adviser, the Board concluded that the quality, extent, and nature of the services proposed to be provided by the Adviser would be satisfactory and adequate for the REIT Fund.

The investment management capabilities and experience of the Adviser. The Board evaluated the management experience of the Adviser in light of the services it will be providing. In particular, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing exchange-traded funds and coordinating their operation and administration. After consideration of these factors, the Board determined that the Adviser would be an appropriate manager for the REIT Fund.

The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the REIT Fund. The Board examined and evaluated the arrangements between the Adviser and the REIT Fund under the proposed Advisory Agreement. The Board also considered potential benefits for the Adviser in managing the REIT Fund, including promotion of the Adviser’s name and the interests of the Adviser in providing management and oversight services to the REIT Fund. In addition, at the November 9, 2016 meeting, the Board compared the fees and expenses of the REIT Fund (including the management fee, which would be structured as a unified fee) to other funds considered by InfraCap to have a similar investment objective and strategies to the REIT Fund. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the REIT Fund would be appropriate and within the range of what would have been negotiated at arm’s length.

The extent to which economies of scale would be realized as the REIT Fund grows and whether management fee levels reflect these economies of scale for the benefit of the REIT Fund’s investors. The Board considered that the REIT Fund’s fee arrangement with the Adviser involved a unified fee arrangement, and that the REIT Fund would likely experience benefits from the proposed unified fee structure. The Board concluded that the REIT Fund’s fee arrangement with the Adviser would provide benefits, particularly with the proposed unified fee structure, and that, at the REIT Fund’s projected asset levels, the REIT Fund’s proposed arrangement with the Adviser would be appropriate.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Advisory Agreement on behalf of the REIT Fund.

In deciding on whether to approve the InfraCap Sub-Advisory Agreement on behalf of the REIT Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by InfraCap. The Board considered the responsibilities InfraCap would have under the InfraCap Sub-Advisory Agreement and the services that would be provided by InfraCap including, without limitation, its investment advisory services, its compliance procedures and practices, and its efforts to promote the REIT Fund. After reviewing the foregoing information and further information in the materials, including the InfraCap Memorandum (which included descriptions of InfraCap business and InfraCap’s Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by InfraCap would be satisfactory and adequate for the REIT Fund.

The investment management capabilities and experience of InfraCap. The Board evaluated the investment management experience of InfraCap. In particular, the Board considered InfraCap’s experience, including the experience of its portfolio managers, in implementing strategies similar to the one proposed for the REIT Fund, and InfraCap’s work on the underlying index that the REIT Fund would seek to track. The Board discussed with InfraCap the investment objective and strategies for the REIT Fund and InfraCap’s plans for implementing the strategies. The Board also considered the ability of InfraCap to manage the REIT Fund. After consideration of these factors, the Board determined that InfraCap would be an appropriate manager for the REIT Fund.

The costs of the services to be provided and profits to be realized by InfraCap from its relationship with the REIT Fund. The Board examined and evaluated the proposed arrangements between InfraCap and the Adviser under the proposed InfraCap Sub-Advisory Agreement. The Board noted that, under the InfraCap Sub-Advisory Agreement, InfraCap would assume a substantial portion of the Adviser’s obligations under the unified fee in the proposed Advisory Agreement, and would likely supplement a portion of the cost of operating the REIT Fund for some period of time. The Board considered InfraCap’s staffing, personnel, and methods of operating; InfraCap’s compliance policies and procedures; the financial condition of InfraCap and the level of commitment to the REIT Fund by InfraCap; the projected asset levels of the REIT Fund; InfraCap’s payment of startup costs for the REIT Fund; and the overall projected expenses of the REIT Fund.

The Board also considered potential benefits to InfraCap in managing the REIT Fund, including promotion of InfraCap’s name. The Board compared the sub-advisory fees paid to InfraCap to other funds considered to have similar investment objectives and strategies to the REIT Fund. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the sub-advisory fees to be paid to InfraCap would be appropriate and representative of an arm’s length negotiation.

The extent to which economies of scale would be realized as the REIT Fund grows and whether management fee levels reflect these economies of scale for the benefit of the REIT Fund’s investors. The Board considered that the REIT Fund’s fee arrangements with InfraCap and the Adviser involve a unified fee arrangement. The Board considered that the REIT Fund would likely experience benefits from the unified fee and would continue to do so until the REIT Fund’s assets grow to a level where InfraCap begins to receive the full sub-advisory fee. Accordingly, the Board concluded that the REIT Fund’s fee arrangements with InfraCap would provide benefits through the proposed unified fee and that, at the REIT Fund’s projected asset levels, the REIT Fund’s arrangements with InfraCap would be appropriate.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the InfraCap Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the InfraCap Sub-Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the InfraCap Sub-Advisory Agreement on behalf of the REIT Fund.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

February 8, 2017 Annual Consideration of Advisory and Sub-Advisory Agreements for:
BioShares Biotechnology Clinical Trials Fund
BioShares Biotechnology Products Fund
InfraCap MLP ETF
Reaves Utilities ETF
Tuttle Tactical Management U.S. Core ETF
Tuttle Tactical Management Multi-Strategy Income ETF
Virtus Newfleet Multi-Sector Unconstrained Bond ETF
(each, a “Fund” and collectively, the “Funds”)

At an in-person meeting on February 8, 2017, at which all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”) were present, the Board of Trustees (the “Board”) of ETFis Series Trust I (the “Trust”), including the Independent Trustees voting separately, reviewed and unanimously approved for each of the respective Funds an investment advisory agreement between Virtus ETF Advisers LLC (the “Adviser”) and the Trust (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”) and an investment sub-advisory agreement among each Sub-Adviser1, the Adviser and the Trust (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”).

The Board received and reviewed a substantial amount of information provided by the Adviser and each of the Sub-Advisers in response to requests of the Board and counsel, including, without limitation, a memorandum from the Adviser and each Sub-Adviser that included a description of the Adviser’s and each Sub-Adviser’s business, a copy of the Adviser’s and each Sub-Adviser’s Form ADV, and certain other information about the Adviser and each Sub-Adviser to be considered in connection with the Trustees’ review process (the “Memoranda”).

Advisory Agreements

In deciding on whether to approve the Advisory Agreements with the Adviser on behalf of the Funds, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Adviser. The Board considered the responsibilities the Adviser would have under the respective Advisory and Sub-Advisory Agreements, and the services that would be provided by the Adviser to the Funds, including, without limitation, the management and oversight services that the Adviser would provide to the Funds, the Adviser’s coordination of services for the Funds by the Trust’s service providers, and its compliance procedures and practices, particularly with respect to the Trust’s exemptive order permitting the operation of the Funds as exchange-traded funds. The Board noted that many of the Trust’s executive officers are employees of the Adviser, and serve the Trust without additional compensation from the Funds. After reviewing the foregoing information and further information in the Memoranda (including descriptions of the Adviser’s investment advisory services and its related non-advisory business), and discussing the Adviser’s proposed services to the Funds, the Board concluded that the quality, extent, and nature of the services proposed to be provided by the Adviser are satisfactory and adequate for the Funds.

The investment management capabilities and experience of the Adviser. The Board evaluated the management experience of the Adviser, in the light of the services it will be providing. In particular, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing the Funds and coordinating their operation and administration. After consideration of these factors, the Board determined that the Adviser would be an appropriate manager for the Funds.

The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Funds. The Board examined and evaluated the arrangements between the Adviser and the Funds under the Advisory Agreements, including the fact that each Fund, except Virtus Newfleet Multi-Sector Unconstrained Bond ETF (“NFLT”), utilizes a “unified fee structure” to cap the Fund’s total expenses, and NFLT is subject to an expense limitation agreement (in each case, subject to customary exclusions). The Board also considered potential benefits for the Adviser in managing the Funds, including promotion of the interests of the Adviser in providing management and oversight services to the Funds. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Funds (including, where applicable, pursuant to the Sub-Advisory Agreements) are appropriate and within the range of what would have been negotiated at arm’s length.

1	The Sub-Advisers include Infrastructure Capital Advisors, LLC, Tuttle Tactical Management, LLC, LifeSci Index Partners, LLC, Newfleet Asset Management, LLC, and W. H. Reaves & Co., Inc. d/b/a/ Reaves Asset Management.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

The extent to which economies of scale would be realized as the Funds grow and whether management fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board concluded that, in light of the relatively low management fee charged by the Adviser, and the current assets under management (“AUM”) for each of the Funds, it was not necessary to consider economies of scale at this time.

Other benefits derived by the Adviser from its relationship with the Funds. The Board considered material “fall-out” or ancillary benefits that accrue to the Adviser as a result of its relationship with each Fund (other than the advisory fee). The Board noted that ETF Distributors LLC (the “Distributor”), an affiliate of the Adviser, serves as principal underwriter for the Funds, and that Virtus ETF Solutions LLC (the “Administrator”), also an affiliate of the Adviser, serves as the operational administrator for the Funds. The Board noted that the Adviser is responsible for the payment of any fees to the Distributor and the Administrator. The Board considered that the association of the Distributor and the Administrator with the Funds could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the advisory agreements.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the advisory agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the advisory agreements on behalf of the Funds.

Sub-Advisory Agreements

In deciding on whether to approve the Sub-Advisory Agreements with each Sub-Adviser on behalf of the respective Funds, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Sub-Advisers. The Board considered the responsibilities the Sub-Advisers would have under the Sub-Advisory Agreements and the services that would be provided by the Sub-Advisers including, without limitation, the sub-advisory services and each Sub-Adviser’s compliance procedures and practices. After reviewing the foregoing information and further information in the materials, including the Memoranda (which included descriptions of each Sub-Adviser’s business and each Sub-Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Sub-Advisers was satisfactory and adequate for the Funds.

The investment management capabilities and experience of the Sub-Advisers. The Board evaluated the investment management experience of the Sub-Advisers and experience of the Sub-Advisers carrying out the day-to-day management of the Funds. In particular, the Board received information from each Sub-Adviser regarding the performance of its portfolio managers in implementing the investment strategies for the respective Fund. The Board discussed the investment objective and strategies for each Fund and each Sub-Adviser’s performance in implementing the strategies. After consideration of these factors, the Board determined that each Sub-Adviser continued to be an appropriate sub-adviser to the respective Fund.

The costs of the services to be provided and profits to be realized by the Sub-Advisers from their relationship with the respective Funds. The Board examined and evaluated the proposed arrangements between each Sub-Adviser on behalf of the respective Fund under the proposed Sub-Advisory Agreements, including the fact that each Fund, except NFLT, would utilize a “unified fee structure” to cap the Fund’s total expenses (subject to customary exclusions). The Board noted that, under such an arrangement, the Sub-Advisers would likely supplement a portion of the cost of operating the Funds for some period of time. The Board reviewed the proposed capped fee arrangement with the Sub-Advisers for certain of the Funds (including NFLT) and noted the benefits that would accrue to those Funds from the applicable Sub-Advisers’ likely waiver of a portion of its sub-advisory fees for a period of time.

The Board considered the Sub-Advisers’ staffing, personnel, and methods of operating; the Sub-Advisers’ compliance policies and procedures; the financial condition of the Sub-Advisers and the level of commitment to the Funds by the Sub-Advisers; the current and projected asset levels of the Funds; the Sub-Advisers’ payment of startup costs for the Funds; and the overall projected expenses of the Funds. The Board also considered potential benefits to the Sub-Advisers in sub-advising the respective Funds, including promotion of the Sub-Advisers’ names.

The Board compared the fees and expenses of the Funds (including the sub-advisory fee) to other funds considered by the Sub-Advisers to have investment objectives and strategies similar to the Funds. Following these comparisons and upon further consideration and

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

discussion of the foregoing, the Board concluded that the fees to be paid to the Sub-Advisers by the respective Funds would be appropriate and representative of an arm’s length negotiation.

The extent to which economies of scale would be realized as the Funds grow and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered the AUM and operational history of each of the Funds, together with the fees paid to the respective Sub-Advisers (including, where applicable, any capped fees). The Board considered that each Fund, except NFLT, currently experiences benefits from the unified fee arrangement (and, where applicable, including with respect to NFLT, any additional capped fees), particularly where Sub-Advisers are paying Fund expenses in excess of the unified fee. The Board considered that the applicable Funds would continue to experience such benefits until the Funds’ assets grow to a level where the Sub-Advisers begin to receive their full fee. Accordingly, the Board concluded that, in light of the current AUM for each of the Funds, it was not necessary to consider economies of scale at this time.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of each Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangements, as outlined in each Sub-Adviser’s Sub-Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved each of the Sub-Advisory Agreements with the respective Sub-Adviser on behalf of each Fund.

Supplemental Information (unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds Form N-Q are available without charge, upon request, by calling toll-free at (888) 383-4184. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted daily on the Funds’ website at www.virtusetfs.com.

The Funds’ premium/discount information that is current as of the most recent month-end is available by visiting www.virtusetfs.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (888) 383-4184, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.virtusetfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-4184 or by accessing the SEC’s website at www.sec.gov.

c/o ETF Distributors LLC
1540 Broadway, Suite 1610
New York, NY 10036

8572(06/17)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETFis Series Trust I

By	(Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(principal executive officer)

Date	7/06/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(principal executive officer)

Date	7/06/2017

By	(Signature and Title)*	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer
(principal financial officer)

Date	7/06/2017

* Print the name and title of each signing officer under his or her signature.